UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22678

Salient MF Trust

(Exact name of registrant as specified in charter)

4265 San Felipe, Suite 800

Houston, TX 77027

(Address of principal executive offices) (Zip code)

John A. Blaisdell, Principal Executive Officer Salient MF Trust 4265 San Felipe, Suite 800 Houston, TX 77027 (Name and address of agent for service)	With a Copy To: George J. Zornada K&L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: (713) 993-4001

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders.

The following is a copy of the report transmitted to shareholders of the Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund, Salient Tactical Plus Fund and Salient Trend Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

The series of funds under the Salient MF Trust (“Salient Funds”) are distributed by:

Foreside Fund Services, LLC

Portland, Maine

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses, experience of the management teams and other information. Investors are reminded to read the Prospectus before investing or sending money.

Macro Economic Update  |  June 30, 2017

A MESSAGE FROM:	W. Ben Hunt, Ph.D.
Chief Investment Strategist

Over the past eight years, since the U.S. Federal Reserve (Fed) began its program of massive bond purchases with its first round of quantitative easing in March 2009, the world’s central banks have increased their financial assets from $2 trillion to $14 trillion. And, they’re still buying bonds to the tune of about $2 trillion per year (and this doesn’t even count China’s domestic money printing and loan making, which has a similar effect on financial asset prices). See below for a chart of what that buying looks like, with the total assets in the left-hand axis and the annual pace of asset purchases in the right-hand axis. Early on it was the Fed doing all the buying, but since the summer of 2014, it’s been everyone else.

Source: UBS Multi-Asset Sales, as of 06/07/17

Note: Central banks (CBs) are the institutions that manage each country’s currency, money supply and interest rates.

For illustrative purposes only.

The reason that market prices go up when central banks buy stuff is what former Federal Reserve Chair Ben Bernanke called “the portfolio rebalance channel,” as the central banks effectively displace ALL investors to go farther out on the risk spectrum to achieve their portfolio goals. When the Fed buys U.S. Treasurys, it pushes prices up and yields down on Treasurys, forcing the normal buyer of “safe-as-houses” Treasurys to buy, say, “still-safe-but-not-quite-as-safe” mortgages to get the same portfolio return as before. But with the additional buying of mortgage-backed securities, those prices get pushed up and those yields get pushed down, forcing the normal buyer of that asset to buy, say, high-yield corporate debt to make a decent return. And so forth and so on, until you get the desperate chase for yield and return that we’re all so familiar with. Put on top of that a dividend yield for equities that in many cases tops what you can get for any sort of relatively safe fixed-income investment, and it’s no wonder that equity market prices are at all-time highs.

But what we have today is peak central bank buying, and the CB Assets line in the first chart is going to start rolling over. Over the next few months, the Fed will likely start reducing its holdings by allowing maturing bonds to roll off the balance sheet, rather than repurchase fresh bonds with the proceeds as it has for the past two years. Over the next few months, the European Central Bank will likely start tapering its bond buying, with an eye toward ending the purchases altogether in a year or so. Even the Bank of Japan, which has become the most aggressive buyer of anything and everything, is starting to talk about when to start to talk about tapering its bond buying. All this tapering is on top of the Fed’s announced plans to continue raising interest rates.

What will determine the pace of both rising rates and a rolling over of central bank assets? Inflation. The more that the real global economy picks up speed, the more that these central banks are going to start putting on the brakes.

And the truth is that the global economy IS picking up speed. Could it be derailed? Of course. Is it nicely distributed across the globe? Of course not. But whether we’re looking at global trade volumes or employment or confidence or whatever, the engines are starting to run a little hotter than before.

In the U.S. we see this pattern most prominently with employment data, which is part of the Fed’s dual mandate (most central banks are only charged with “price stability,” i.e., inflation and deflation). The following is a 15-year chart of the U.S. unemployment rate. This data is what has made the Fed conclude that we have now reached full employment in the U.S., which sets the stage for wage inflation to spike.

Sources: Salient and Bloomberg, as of 06/30/17

Has wage inflation picked up? Not really. Let’s look at a 10-year chart for that. We’re running at about 2.5% inflation, whereas the last time we had an unemployment rate this low it was running close to 3.5%.

Sources: Salient and Bloomberg, as of 06/30/17

But the Fed is really nervous about this, because once the wage-inflation genie gets out of the bottle, it’s really hard (i.e., we’ve got to slam on the interest rate brakes) to get the genie back in the bottle. As Fed Chair Janet Yellen said in her June press conference, the unemployment rate is close to becoming “unstable,” which is about the most alarmist word in a central banker’s vocabulary.

So where are we? Central bankers are now looking for reasons to tighten, not reasons to ease, and good news in the real economy (more jobs, higher wages) is the primary thing they’re looking for as that reason. As a result, real economy good news equals bad news for markets, which really wasn’t the case before.

Bottom line: the Fed is now in the process of taking the punch bowl away from the market, which will primarily impact sectors and stocks most levered to endless liquidity and the zero interest rate program forever. But all financial assets should feel the pain, as the Fed is tightening not only through the traditional means of raising short-term rates but also through the decidedly nontraditional means of allowing its $4 trillion stockpile of bonds to run off. To be sure, the negative impact of all these factors on financial markets will be a slow burn, as other central banks are not so far along as the Fed in moving to tighten monetary policy, and everyone’s pace of tightening will depend on whether or not the global economy continues to pick up speed.

But all central banks are now moving in this direction. Slowly, but decidedly. The barge has turned around. It’s likely that for years to come central banks and their monetary policies are going to be working against markets, on balance, rather than for markets as in years past. That doesn’t necessarily mean that there’s some massive bubble about to pop, but it does mean that the excesses of recent years are likely going to be very, very hard to support.

Sincerely,

W. Ben Hunt, Ph.D.

Chief Investment Strategist

Salient Partners

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Mortgage-backed security is a type of asset-backed security that is secured by a mortgage or collection of mortgages.

Quantitative easing refers to a form of monetary policy used to stimulate an economy where interest rates are either at, or close to, zero.

Zero interest rate program is a policy instituted by the Federal Reserve in 2008 to keep the federal funds rate between zero and 0.25% in order to stimulate economic activity during times of slow economic growth.

Salient is the trade name for Salient Partners, L.P., which together with its subsidiaries provides asset management and advisory services. This information is being provided solely for educational purposes and is not an offer to sell or solicitation of an offer to buy an interest in any investment fund. Any such offer or solicitation may only be made by means of a confidential private offering memorandum or prospectus relating to a particular fund and only in a manner consistent with federal and applicable state securities laws.

The series of funds under the Salient MF Trust are distributed by Foreside Fund Services, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©2017 Salient. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, financial, market, petroleum, political and other factors relevant to investment performance in the U.S. and abroad. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2017

See page 6 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientfunds.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient Adaptive Growth Fund(a)	1 Year	Since Inception	Inception Date
Average Annual Total Return
Class A (with sales load)(b)	-7.00%	2.32%	11/15/12

Class A (without sales load)(c)	-1.57%	3.58%	11/15/12

Class C (with CDSC)(d)	-3.49%	2.23%	10/01/12

Class C (without CDSC)(e)	-2.66%	2.23%	10/01/12

Class I	-1.25%	3.46%	07/09/12

Salient MLP & Energy Infrastructure Fund(f)	1 Year	Since Inception	Inception Date
Average Annual Total Return
Class A (with sales load)(b)	2.46%	-0.19%	12/21/12

Class A (without sales load)(c)	8.47%	1.07%	12/21/12

Class C (with CDSC)(d)	6.59%	-0.38%	01/08/13

Class C (without CDSC)(e)	7.59%	-0.38%	01/08/13

Class I	8.63%	1.69%	09/19/12

Class R6	8.69%	1.70%	01/04/16

Salient Tactical Plus Fund(g)	1 Year	Since Inception	Inception Date
Average Annual Total Return
Class A (with sales load)(b)	4.38%	3.98%	12/31/12

Class A (without sales load)(c)	10.47%	5.29%	12/31/12

Class C (with CDSC)(d)	8.64%	1.51%	12/31/12

Class C (without CDSC)(e)	9.64%	1.51%	12/31/12

Class I	10.73%	5.50%	12/31/12

Class F	11.04%	5.84%	12/31/12

Salient Trend Fund(h)	1 Year	Since Inception	Inception Date
Average Annual Total Return
Class A (with sales load)(b)	-18.92%	-0.11%	03/28/13

Class A (without sales load)(c)	-14.19%	1.23%	03/28/13

Class C (with CDSC)(d)	-15.56%	0.47%	03/28/13

Class C (without CDSC)(e)	-14.76%	0.47%	03/28/13

Class I	-13.96%	2.81%	01/02/13

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2017

See page 6 for important performance disclosure information about the Salient Funds.

(a) Returns with sales charge reflect the deduction of current maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge of 1.00%, which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. The total annual gross and net operating expense ratios for the Fund, based on the current Fund prospectus dated May 1, 2017, are as follows: Class A shares are 1.89% and 1.64%, respectively, Class C shares are 2.67% and 2.39%, respectively, and Class I shares are 1.67% and 1.39%, respectively. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C and 1.30% for Class I shares, excluding certain expenses, until April 30, 2018. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights. Returns do not reflect the taxes that investors may pay on Fund distributions or the sale of Fund shares.

(b) Includes the effect of the maximum 5.50% sales charge.

(c) Excludes sales charge.

(d) Includes the 1.00% contingent deferred sales charge.

(e) Excludes the 1.00% contingent deferred sales charge.

(f) Returns with sales charge reflect the deduction of current maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge of 1.00%, which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. The total annual operating expense ratios for the Fund, based on the current Fund prospectus dated May 1, 2017, are as follows: Class A shares are 1.44%, Class C shares are 2.23% and Class I shares are 1.26%. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C and 1.30% for Class I shares, excluding certain expenses, until April 30, 2018. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights. Returns do not reflect the taxes that investors may pay on Fund distributions or the sale of Fund shares.

(g) Returns with sales charge reflect the deduction of current maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge of 1.00%, which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. The total annual gross and net operating expense ratios for the Fund based on the current Fund prospectus dated May 1, 2017, are as follows: Class A shares are 3.50% and 2.43%, respectively, Class C shares are 22.62% and 3.18%, respectively, Class I shares are 6.08% and 2.18%, respectively and Class F shares are 3.00% and 1.87%, respectively. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 2.05% for Class A, 2.80% for Class C, 1.80% for Class I and 1.49% for Class F shares, excluding certain expenses, until April 30, 2018. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights. Returns do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Class A/C/I shares of the Fund commenced operations on December 15, 2014. The returns prior to that date are those of the predecessor fund’s Investor Class shares, which commenced operations on December 31, 2012. Performance for the period from December 31, 2012, to December 12, 2014, reflects the gross performance of the Investor Class shares of the predecessor fund adjusted to apply the fees and anticipated expenses of Class A/C/I shares of the Fund. All share classes of the Fund are invested in the same portfolio of securities and returns only differ to the extent that fees and expenses of the classes are different. In the reorganization, Investor Class and Institutional Class shares of the Broadmark Tactical Fund were exchanged for Class F shares of the Salient Tactical Plus Fund.

(h) Returns with sales charge reflect the deduction of current maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge of 1.00%, which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. The total annual gross and net operating expense ratios for the Fund, based on the current Fund prospectus dated May 1, 2017, are as follows: Class A shares are 1.94% and 1.69%, respectively, Class C shares are 2.68% and 2.44%, respectively, and Class I shares are 1.69% and 1.44%, respectively. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C and 1.30% for Class I shares, excluding certain expenses, until April 30, 2018. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights. Returns do not reflect the taxes that investors may pay on Fund distributions or the sale of Fund shares.

Investment Disclosures

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Salient Adaptive Growth Fund

The advisor relies heavily on quantitative models (both proprietary models and those supplied by third-party vendors) and information and data supplied by third-party vendors. Any decisions made in reliance on incorrect or incomplete models and data expose the Fund to potential risks. The advisor’s momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining, which may result in more volatility than investments in a broader cross section of securities.

Investing in derivative instruments (such as options, futures, forwards or swaps) and commodity-linked investments can be riskier than traditional investments, and may be more volatile than investments in traditional securities. The value of commodity-linked investments may be affected by financial factors, political developments and natural disasters.

The primary risks of futures contracts are the possible lack of a liquid secondary market, losses caused by unanticipated market movements, the advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, and counterparty default.

In addition, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet margin requirements. Trying to enhance investment returns by borrowing money or using other leverage tools magnifies both gains and losses, resulting in greater volatility. Investments in foreign securities involve special risks not present in U.S. investments, such as currency fluctuations, lack of regulatory oversight and political developments. Investments in emerging markets are riskier than investments in more developed markets and are subject to risks related to currency, liquidity and volatility. These investments may be considered speculative. Investments in fixed-income securities generally are subject to an issuer’s credit risk and risks resulting from changes in the general level of interest rates.

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s shareholders.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

Diversification does not assure profit or protect against risk.

Salient MLP & Energy Infrastructure Fund

The Fund’s investments are concentrated in the energy infrastructure industry with an emphasis on securities issued by MLPs, which may increase price fluctuation. The value of commodity-linked investments such as the MLPs and energy infrastructure companies (including midstream MLPs and energy infrastructure companies) in which the Fund invests are subject to risks specific to the industry they serve, such as fluctuations in commodity prices, reduced volumes of available natural gas or other energy commodities, slowdowns in new construction and acquisitions, a sustained reduced demand for crude oil, natural gas and refined petroleum products, depletion of the natural gas reserves or other commodities, changes in the macroeconomic or regulatory environment, environmental hazards, rising interest rates and threats of attack by terrorists on energy assets, each of which could affect the Fund’s profitability.

MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership. If an MLP were to be obligated to pay federal income tax on its income at the corporate tax rate, the amount of cash available for distribution would be reduced and such distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends received (as dividend income, return of capital or capital gain).

Investment Disclosures

In addition, investing in MLPs involves additional risks as compared to the risks of investing in common stock, including risks related to cash flow, dilution and voting rights. Such companies may trade less frequently than larger companies due to their smaller capitalizations, which may result in erratic price movement or difficulty in buying or selling.

Additional management fees and other expenses are associated with investing in MLP funds. The tax benefits received by an investor investing in the Fund differ from that of a direct investment in an MLP by an investor.

Salient Tactical Plus Fund

All securities’ investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Equity securities may be subject to general movements in the stock market. The Fund may have exposure to or invest in equity securities of companies with small or medium capitalization, which involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information.

The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps and swaptions. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives also provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.

The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position.

The Fund invests in exchange-traded funds (ETFs) and in options on ETFs, exposing it to the risks associated with the investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses paid by each ETF in which the Fund invests. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. ETF shares trade at market prices rather than net asset value (“NAV”) and shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

The Fund invests in fixed-income securities, which are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

The Fund may make foreign investments, which often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money.

To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

Investment Disclosures

Salient Trend Fund

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies in which it directly invests or gains exposure to. There can be no assurance that employing this investment approach will achieve any particular return or reduce volatility or potential loss. The Advisor relies heavily on quantitative models (both proprietary models and those supplied by third-party vendors) and information and data supplied by third-party vendors. Any decisions made in reliance on incorrect or incomplete models and data expose the Fund to potential risks. The Advisor’s momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining, which may result in more volatility than investments in a broader cross section of securities.

Investing in derivative instruments (such as options, futures, forwards or swaps) and commodity-linked investments can be riskier than traditional investments, and may be more volatile than investments in traditional securities. The value of commodity-linked investments may be affected by financial factors, political developments and natural disasters. The primary risks of futures contracts are the possible lack of a liquid secondary market, losses caused by unanticipated market movements, the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, and counterparty default.

In addition, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet margin requirements. Trying to enhance investment returns by borrowing money or using other leverage tools magnifies both gains and losses, resulting in greater volatility. Investments in foreign securities involve special risks not present in U.S. investments, such as currency fluctuations, lack of regulatory oversight and political developments. Investments in emerging markets are riskier than investment in more developed markets and are subject to risks related to currency, liquidity and volatility. These investments may be considered speculative. Investments in fixed-income securities generally are subject to an issuer’s credit risk and risks resulting from changes in the general level of interest rates. Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s shareholders. The Fund may engage in other investment practices that may involve additional risks and you should review the Fund’s prospectus for a complete discussion.

Asset allocation does not assure profit or protect against risk.

Diversification does not assure profit or protect against risk.

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2017

As a shareholder of the Salient Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient Adaptive Growth Fund	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/17 – 06/30/17
Class A
Actual	$1,000.00	$1,046.90	1.67%	$8.48

Hypothetical	$1,000.00	$1,016.51	1.67%	$8.35
Class C
Actual	$1,000.00	$1,042.70	2.42%	$12.26

Hypothetical	$1,000.00	$1,012.79	2.42%	$12.08
Class I
Actual	$1,000.00	$1,049.10	1.42%	$7.21

Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
Salient MLP & Energy Infrastructure Fund
Class A
Actual	$1,000.00	$924.50	1.36%	$6.49

Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80
Class C
Actual	$1,000.00	$921.30	2.16%	$10.29

Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79
Class I
Actual	$1,000.00	$926.10	1.16%	$5.54

Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2017

Salient MLP & Energy Infrastructure Fund (continued)	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/17 – 06/30/17
Class R6
Actual	$1,000.00	$926.30	1.08%	$5.16

Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Salient Tactical Plus Fund
Class A
Actual	$1,000.00	$1,000.00	2.05%	$10.17

Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24
Class C
Actual	$1,000.00	$996.40	2.80%	$13.86

Hypothetical	$1,000.00	$1,010.91	2.80%	$13.96
Class I
Actual	$1,000.00	$1,000.90	1.80%	$8.93

Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00
Class F
Actual	$1,000.00	$1,002.60	1.49%	$7.40

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Salient Trend Fund
Class A
Actual	$1,000.00	$1,037.80	1.70%	$8.59

Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50
Class C
Actual	$1,000.00	$1,033.30	2.45%	$12.35

Hypothetical	$1,000.00	$1,012.65	2.45%	$12.23
Class I
Actual	$1,000.00	$1,037.70	1.45%	$7.33

Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

Summary of Portfolio Holdings (Note 12) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present the allocation of portfolio holdings as a percent of total investments are provided in compliance with such requirements.

Salient Adaptive Growth Fund
Commodity Risk	10.4%

Credit Risk	40.2%

Equity Risk	25.2%

Foreign Exchange Risk	2.1%

Interest Risk	22.1%
100.0%

Salient MLP & Energy Infrastructure Fund
Gathering & Processing	15.0%

Liquids Transportation & Storage	29.1%

Marine Midstream	1.6%

Natural Gas Pipelines & Storage	42.1%

Other Energy & Infrastructure	10.2%

Refined Products	2.0%
100.0%

Salient Tactical Plus Fund
Equity Risk	100.0%
100.0%

Salient Trend Fund
Commodity Risk	31.1%

Equity Risk	35.6%

Interest Rate Risk	33.3%
100.0%

Consolidated Schedule of Investments (Note 12) (Unaudited)

Salient Adaptive Growth Fund

June 30, 2017

Value
Purchased Swaptions (Cost $8,304,878)	$9,408,776

Total Investments—17.9% (Cost $8,304,878)	9,408,776
Other Assets and Liabilities(a)—82.1%	43,266,652

Total Net Assets—100.0%	$52,675,428

(a) Includes cash which is being held as collateral for futures contracts.

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

Futures Contracts Purchased:

Description	Contracts	Expiration Date	Notional Value	Unrealized Gain/(Loss)
10 Year Australia Treasury Bond	70	September 2017	$6,954,435	$(112,614)
10 Year Canada Bond	88	September 2017	9,537,631	(264,859)
10 Year Japan Government Bond	2	September 2017	2,669,215	(7,707)
10 Year Korea Bond	25	September 2017	2,722,764	(10,938)
10 Year U.S. Treasury Note	69	September 2017	8,661,656	(25,921)
Aluminum*	28	August 2017	1,339,975	(6,289)
Amsterdam Exchanges Index	13	July 2017	1,504,099	(51,287)
ASX SPI 200 Index	20	September 2017	2,170,911	(30,634)
Brent Crude*	2	July 2017	97,540	(1,584)
CAC 40 10 Euro	2	July 2017	116,876	(865)
Copper*	63	September 2017	4,269,825	217,757
Corn*	22	September 2017	419,100	11,009
Cotton No.2*	16	December 2017	548,720	(35,279)
E-Mini S&P® 500	75	September 2017	9,078,375	(63,938)
E-Mini S&P® Midcap 400	19	September 2017	3,317,590	(45,450)
Euro-Bund	15	September 2017	2,773,200	(46,334)
Euro-OAT	25	September 2017	4,239,664	(57,714)
FTSB/MIB Index	4	September 2017	468,259	(11,846)
FTSE 100 Index	22	September 2017	2,075,259	(50,000)
Gasoline RBOB*	2	July 2017	127,151	(3,852)
German Stock Index	5	September 2017	1,758,913	(51,337)
Gold 100 Oz*	12	August 2017	1,490,760	17,991
Hang Seng China Enterprises Index, Class H	59	July 2017	3,852,122	(18,240)
IBEX 35 Index	18	July 2017	2,139,320	(75,694)
KOSPI 200 Index	57	September 2017	3,897,063	58,483
Lead*	4	August 2017	229,000	18,133
Lean Hogs*	2	August 2017	67,000	2,716
Live Cattle*	29	August 2017	1,349,080	(66,927)
Long Gilt	48	September 2017	7,850,338	(143,047)
MSCI Taiwan Stock Index	66	July 2017	2,542,980	(15,815)
Natural Gas*	30	July 2017	910,500	(6,926)
OMXS 30 Index	111	July 2017	2,111,710	(58,537)
Russell 2000 Mini Index	67	September 2017	4,737,905	(18,778)
S&P/Toronto Stock Exchange 60 Index	12	September 2017	1,645,651	(15,710)
SGX MSCI Singapore Index	27	July 2017	702,971	3,748
SGX Nifty 50 Index	88	July 2017	1,675,256	(2,354)

See accompanying Notes to Financial Statements.	12

Consolidated Schedule of Investments (Note 12) (Unaudited)

Salient Adaptive Growth Fund

June 30, 2017

Description	Contracts	Expiration Date	Notional Value	Unrealized Gain/(Loss)
Silver*	2	September 2017	$166,270	$(11,515)
Tokyo Price Index	13	September 2017	1,862,592	24,931
Wheat*	10	September 2017	263,000	41,071
Zinc*	12	August 2017	827,250	69,605

			$103,171,926	$(846,547)

Futures Contracts Sold:

Description	Contracts	Expiration Date	Notional Value	Unrealized Gain/(Loss)
Cocoa*	2	September 2017	$38,800	$1,524
Coffee ‘C’*	6	September 2017	282,825	1,009
FTSE/JSE TOP 40 Index	40	September 2017	1,396,736	3,645
Low Sulphur Gas Oil*	2	August 2017	87,200	(3,572)
Nickel*	6	August 2017	337,374	(12,882)
NY Harbour ULSD	2	August 2017	124,580	(2,307)
Soybean Meal*	1	December 2017	31,120	(1,402)
Sugar #11*	21	September 2017	324,811	4,503
WTI Crude Oil*	8	July 2017	368,320	1,697

			$2,991,766	$(7,785)

* All or a portion of these investments are held by Salient Adaptive Growth Offshore Fund Ltd. (the “Adaptive Growth Subsidiary”).

Equity Swap Agreements—Long Positions:

Counterparty	Floating Rate Index	Fixed Rate		Maturity Date	Notional Value	Unrealized Gain/(Loss)
Goldman Sachs	Sao Paulo Stock Exchange Index (Bovespa)	N/A	*	8/17/2017	$1,363,207	$17,021

* Fund pays an upfront commission when entering into equity swap agreement.

Over-The-Counter Purchased Swaptions:

Description	Counterparty	Put/Call	Exercise Price/Rate		Expiration Date	Notional Value (Local Currency)	Premium	Value	Unrealized Appreciation (Depreciation)
The Markit CDX North America High Yield Index	Goldman Sachs International	Call	$80^		07/19/2017	$8,000,000	$2,034,400	$2,128,264	$93,864
The Markit CDX North America Investment Grade Index	Goldman Sachs International	Call	2.5	%^^	07/19/2017	$29,000,000	2,248,950	2,399,460	150,510
The Markit i’Traxx Europe Index	Goldman Sachs International	Call	2.5	%^^	07/19/2017	€26,000,000	2,142,250	2,635,632	493,382
The Markit i’Traxx Europe Crossover Index	Goldman Sachs International	Call	10.0	%^^	07/19/2017	€7,000,000	1,879,278	2,245,420	366,142

							$8,304,878	$9,408,776	$1,103,898

^ Indicates Exercise Price.

^^ Indicates Exercise Rate.

See accompanying Notes to Financial Statements.	13

Consolidated Schedule of Investments (Note 12) (Unaudited)

Salient Adaptive Growth Fund

June 30, 2017

Forward Foreign Currency Exchange Contracts:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Euro	Goldman Sachs	7/19/2017	3,700,000	$3,988,663	$4,229,289	$(240,626)

				$3,988,663	$4,229,289	$(240,626)

See accompanying Notes to Financial Statements.	14

Schedule of Investments (Note 12) (Unaudited)

Salient MLP & Energy Infrastructure Fund

June 30, 2017

	Shares	Value
Master Limited Partnerships and Related Companies—98.5%
Gathering & Processing—14.8%
United States—14.8%
Antero Midstream GP LP(a)	1,000,000	$21,980,000
Antero Midstream Partners LP(a)	523,254	17,361,568
EnLink Midstream LLC	3,816,609	67,172,318
Hess Midstream Partners LP(a)	47,671	971,058
Rice Midstream Partners LP(a)	590,701	11,778,578
Targa Resources Corp.	1,621,726	73,302,015
Western Gas Equity Partners LP(a)	521,276	22,425,294

		214,990,831

Liquids Transportation & Storage—28.7%
Canada—6.1%
Enbridge, Inc.	1,501,246	59,764,603
TransCanada Corp.(b)	621,740	29,638,346

		89,402,949

United States—22.6%
Enbridge Energy Management LLC(a)(c)(d)	4,368,127	67,312,837
Genesis Energy LP(a)	895,026	28,399,175
Marathon Petroleum Corp.(b)	387,237	20,264,112
MPLX LP(a)	752,481	25,132,865
NGL Energy Partners LP(a)	710,869	9,952,166
NuStar Energy LP(a)	93,362	4,353,470
Phillips 66 Partners LP(a)	200,086	9,888,250
Plains GP Holdings LP(a)(b)	3,108,566	81,320,087
SemGroup Corp.	1,721,971	46,493,217
Shell Midstream Partners LP(a)	828,110	25,091,733
Tesoro Logistics LP(a)	191,326	9,889,641

		328,097,553

Marine Midstream—1.6%
Republic of the Marshall Islands—1.6%
Golar LNG Partners LP(b)	1,169,390	23,469,657

Natural Gas Pipelines & Storage—41.3%
Canada—1.9%
Pembina Pipeline Corp.	388,872	12,879,441
Veresen, Inc.	1,017,000	14,382,927

		27,262,368

United States—39.4%
Energy Transfer Equity LP(a)	2,339,845	42,023,616
Energy Transfer Partners LP(a)	1,920,058	39,149,982
Enterprise Products Partners LP(a)	1,704,858	46,167,555
EQT Midstream Partners LP(a)	183,205	13,672,589
Kinder Morgan, Inc.	5,219,309	100,001,960
ONEOK, Inc.	1,891,880	98,680,461
Tallgrass Energy GP LP(a)	3,368,076	85,650,173

See accompanying Notes to Financial Statements.	15

Schedule of Investments (Note 12) (Unaudited)

Salient MLP & Energy Infrastructure Fund

June 30, 2017

	Shares	Value
Tallgrass Energy Partners LP(a)	502,607	$25,175,585
Williams Cos., Inc.	4,021,647	121,775,471

		572,297,392

Other Energy & Infrastructure—10.1%
United States—10.1%
Macquarie Infrastructure Corp.	1,016,218	79,671,491
NextEra Energy Partners LP(a)	588,790	21,779,342
NRG Yield, Inc., Class A(a)	1,125,322	19,197,994
NRG Yield, Inc., Class C(a)	1,495,133	26,314,341

		146,963,168

Refined Products—2.0%
United States—2.0%
Magellan Midstream Partners LP(a)	404,179	28,805,837

Total Master Limited Partnerships and Related Companies (Cost $1,470,235,776)		1,431,289,755

Convertible Preferred Stocks—0.4%
Natural Gas Pipelines & Storage—0.4%
United States—0.4%
Kinder Morgan, Inc., Series A, 9.75%	123,212	5,406,543

Total Convertible Preferred Stocks (Cost $6,033,482)		5,406,543

Total Investments—98.9% (Cost $1,476,269,258)		1,436,696,298
Other Assets and Liabilities—1.1%		16,571,946

Total Net Assets—100.0%		$1,453,268,244

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) Non-income producing security.

(b) All or a portion of this security is held as collateral for the written call options. As of June 30, 2017, the total fair value of securities held as collateral for the written call options is $45,167,455.

(c) Distributions are paid-in-kind.

(d) Affiliated company. See note 10 for more information.

Written Options:

Description	Put/Call	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Value	Unrealized Appreciation (Depreciation)
Golar LNG Partners LP	Call	$23	07/21/2017	1,169	$16,666	$(5,845)	$10,821
Golar LNG Partners LP	Call	$23	08/18/2017	2,338	24,422	(23,380)	1,042
Marathon Petroleum Corp.	Call	$55	07/21/2017	1,647	221,033	(45,292)	175,741
Marathon Petroleum Corp.	Call	$57	07/21/2017	775	45,496	(5,813)	39,683
Plains GP Holdings LP	Call	$29	07/21/2017	3,650	96,358	(18,250)	78,108
Plains GP Holdings LP	Call	$30	07/21/2017	6,217	253,504	(15,543)	237,961
TransCanada Corp.	Call	$50	08/18/2017	682	13,098	(17,050)	(3,952)

					$670,577	$(131,173)	$539,404

See accompanying Notes to Financial Statements.	16

Schedule of Investments (Note 12) (Unaudited)

Salient MLP & Energy Infrastructure Fund

June 30, 2017

Allocation of Portfolio Holdings:

Salient MLP & Energy Infrastructure Fund invested in securities with exposure to the following countries as of June 30, 2017:

	Value	% of Total Investments
United States	$1,296,561,324	90.3%
Canada	116,665,317	8.1%
Republic of the Marshall Islands	23,469,657	1.6%

	$1,436,696,298	100.0%

See accompanying Notes to Financial Statements.	17

Schedule of Investments (Note 12) (Unaudited)

Salient Tactical Plus Fund

June 30, 2017

	Contracts/ Principal Amount/Shares	Value
Exchange-Traded Fund—5.0%
United States—5.0%
SPDR® S&P® Bank ETF	32,417	$1,410,788

Total Exchange-Traded Fund (Cost $1,398,336)		1,410,788

Purchased Put Option—0.2%
S&P 500® Index, Strike Price $2,395, expiring 07/31/17	38	59,280

Total Purchased Put Option (Cost $54,378)		59,280

Money Market Fund—44.9%
United States— 44.9%
Fidelity Prime Money Market Portfolio, 0.89%(a)	12,572,991	12,572,991

Total Money Market Fund (Cost $12,572,991)		12,572,991

U.S. Treasury Obligation—35.7%
United States—35.7%
U.S. Treasury Bill 0.09%(b), 07/13/17	$10,000,000	9,997,880

Total U.S. Treasury Obligation (Cost $9,997,497)		9,997,880

Total Investments—85.8% (Cost $24,023,202)		24,040,939
Other Assets and Liabilities—10.4%		3,966,497

Total Net Assets—100.0%		$28,007,436

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) The rate shown is the 7-day effective as of June 30, 2017.

(b) Rate shown represents the bond equivalent yield to maturity at date of purchase.

Schedule of Securities Sold Short:

	Shares	Value
Exchange-Traded Fund— (4.91)%
United States—(4.91)%
Utilities Select Sector SPDR® Fund	(26,483)	$(1,376,057)

Total Securities Sold Short: (4.91)% (Proceeds $1,395,613)		$(1,376,057)

Futures Contracts Purchased:

Description	Contracts	Expiration Date	Notional Value	Unrealized Gain/(Loss)
E-Mini S&P® 500	117	September 2017	$14,162,265	$(60,287)

			$14,162,265	$(60,287)

See accompanying Notes to Financial Statements.	18

Schedule of Investments (Note 12) (Unaudited)

Salient Tactical Plus Fund

June 30, 2017

Salient Tactical Plus Fund invested in the following asset categories as of June 30, 2017:

	Value	% of Total Investments
Money Market Fund	$12,572,991	52.3%
U.S. Treasury Obligation	9,997,880	41.5%
Exchange-Traded Fund	1,410,788	5.9%
Purchased Put Option	59,280	0.3%

	$24,040,939	100.0%

Salient Tactical Plus Fund invested in securities with exposure to the following countries as of June 30, 2017:

	Value	% of Total Investments
United States	$24,040,939	100.0%

	$24,040,939	100.0%

See accompanying Notes to Financial Statements.	19

Consolidated Schedule of Investments (Note 12) (Unaudited)

Salient Trend Fund

June 30, 2017

Other Assets and Liabilities(a)—100.0%	$36,767,770

Total Net Assets—100.0%	$36,767,770

(a) Includes cash which is being held as collateral for futures contracts.

Futures Contracts Purchased:

Description	Contracts	Expiration Date	Notional Value	Unrealized Gain/(Loss)
Aluminum*	125	August 2017	$5,982,031	$(44,729)
Amsterdam Exchanges Index	10	July 2017	1,156,999	(33,197)
ASX SPI 200 Index	15	September 2017	1,628,184	(23,027)
CAC 40 10 Euro	5	July 2017	292,191	(8,379)
Copper*	5	September 2017	338,875	15,505
Cotton No.2*	48	December 2017	1,646,160	(103,784)
E-Mini NASDAQ 100	23	September 2017	2,600,265	(55,747)
E-Mini S&P® 500	23	September 2017	2,784,035	(15,915)
E-Mini S&P® Midcap 400	11	September 2017	1,920,710	(12,714)
Euro-Bund	65	September 2017	12,017,198	(213,424)
FTSB/MIB Index	20	September 2017	2,341,295	(59,230)
FTSE 100 Index	40	September 2017	3,773,199	(99,273)
FTSE China A50 Index	325	July 2017	3,692,813	5,953
German Stock Index	9	September 2017	3,166,042	(141,681)
Hang Seng China Enterprises Index	4	July 2017	655,400	(195)
Hang Seng China Enterprises Index, Class H	55	July 2017	3,590,961	(18,469)
IBEX 35 Index	4	July 2017	475,404	(16,818)
KOSPI 200 Index	50	September 2017	3,418,477	52,149
Lead*	24	August 2017	1,374,000	49,236
Live Cattle*	85	August 2017	3,954,200	(180,471)
Long Gilt	91	September 2017	14,882,932	(256,838)
MSCI Taiwan Stock Index	119	July 2017	4,585,070	(28,494)
OMXS 30 Index	162	July 2017	3,081,955	(83,137)
Russell 2000 Mini Index	65	September 2017	4,596,475	(22,806)
S&P/Toronto Stock Exchange 60 Index	7	September 2017	959,963	(11,055)
SGX MSCI Singapore Index	153	July 2017	3,983,501	20,032
SGX Nifty 50 Index	181	July 2017	3,445,697	(3,817)
Tokyo Price Index	24	September 2017	3,438,631	37,535
Zinc*	21	August 2017	1,447,688	76,876

			$97,230,351	$(1,175,914)

Futures Contracts Sold:

Description	Contracts	Expiration Date	Notional Value	Unrealized Gain/(Loss)
10 Year Australia Treasury Bond	10	September 2017	$993,491	$16,020
10 Year Canada Bond	5	September 2017	541,911	816
10 Year Japan Government Bond	20	September 2017	26,692,154	76,819
10 Year Korea Bond	62	September 2017	6,752,454	27,758

See accompanying Notes to Financial Statements.	20

Consolidated Schedule of Investments (Note 12) (Unaudited)

Salient Trend Fund

June 30, 2017

Description	Contracts	Expiration Date	Notional Value	Unrealized Gain/(Loss)
10 Year U.S. Treasury Note	3	September 2017	$376,594	$2,338
Brent Crude*	29	July 2017	1,414,330	(16,707)
Cocoa*	133	September 2017	2,580,200	103,615
Coffee ‘C’*	59	September 2017	2,781,112	70,141
Corn*	78	September 2017	1,485,900	5,326
Euro-BTP	7	September 2017	1,080,452	12,144
Euro-OAT	13	September 2017	2,204,625	16,050
FTSE/JSE TOP 40 Index	185	September 2017	6,459,904	11,660
Gasoline RBOB*	24	July 2017	1,525,810	(20,923)
Gold 100 Oz*	10	August 2017	1,242,300	18,668
Lean Hogs*	68	August 2017	2,278,000	(73,769)
Low Sulphur Gas Oil*	74	August 2017	3,226,400	(75,183)
Natural Gas*	57	July 2017	1,729,950	(934)
Nickel*	53	August 2017	2,980,137	(161,735)
NY Harbour ULSD*	16	August 2017	996,643	(35,356)
Silver*	46	September 2017	3,824,210	149,884
Soybean*	53	November 2017	2,530,088	(31,973)
Soybean Meal*	123	December 2017	3,827,760	(54,634)
Soybean Oil*	102	December 2017	2,040,408	(52,519)
Sugar #11*	171	September 2017	2,644,891	93,166
Wheat*	109	September 2017	2,866,700	(342,142)
WTI Crude Oil*	72	July 2017	3,314,880	6,995

			$88,391,304	$(254,475)

* All or a portion of these investments are held by Salient Trend Offshore Fund Ltd. (the “Trend Subsidiary”).

Equity Swap Agreements—Short Positions:

Counterparty	Floating Rate Index	Fixed Rate		Maturity Date	Notional Value	Unrealized Gain/(Loss)
Goldman Sachs	Sao Paulo Stock Exchange Index (Bovespa)	N/A	*	8/17/2017	$1,132,806	($11,118)

*Fund pays an upfront commission when entering into equity swap agreement.

See accompanying Notes to Financial Statements.	21

Statements of Assets and Liabilities (Unaudited)

June 30, 2017

	Salient Adaptive Growth Fund (Consolidated)	Salient MLP & Energy Infrastructure Fund	Salient Tactical Plus Fund	Salient Trend Fund (Consolidated)
Assets:
Investments, at value	$9,408,776	$1,369,383,461	$24,040,939	$—
Investments in affiliates, at value	—	67,312,837	—	—
Cash	39,598,477	16,099,638	—	29,702,782
Deposit with brokers for futures contracts, securities sold short and options	4,256,842	—	3,352,149	7,915,154
Segregated cash for collateral	—	—	—	180,000
Unrealized gain on swap agreements	17,021	—	—	—
Interest and dividends receivable	76	340,859	9,158	57
Receivable for shares sold	2,978	2,767,145	20,797	23,825
Receivable for investments sold	—	8,705,224	4,799,981	—
Prepaids and other assets	47,754	212,711	23,217	19,525

Total Assets	53,331,924	1,464,821,875	32,246,241	37,841,343

Liabilities:
Securities sold short(a)	—	—	1,376,057	—
Written options, at value(b)	—	131,173	—	—
Payable for shares redeemed	103,010	1,876,954	—	14,941
Payable for investments purchased	—	6,321,652	2,796,629	—
Variation margin on futures contracts	239,583	—	20,862	984,088
Unrealized depreciation on forward foreign currency exchange contracts	240,626	—	—	—
Unrealized loss on swap agreements	—	—	—	11,118
Payable to advisor	25,429	1,128,036	7,390	14,489
Payable for distribution and service fees	1,832	115,866	2,224	602
Deferred tax liability	—	1,468,162	—	—
Accrued expenses and other liabilities	46,016	511,788	35,643	48,335

Total Liabilities	656,496	11,553,631	4,238,805	1,073,573

Total Net Assets	$52,675,428	$1,453,268,244	$28,007,436	$36,767,770

Net Assets Consist of:
Paid-in capital	$51,758,200	$2,032,146,839	$27,899,997	$43,436,551
Accumulated net investment income/(loss)	(1,042,766)	(110,868,087)	(371,051)	133,295
Accumulated net realized gain/(loss)	1,931,331	(427,503,436)	501,484	(5,317,771)
Net unrealized appreciation/(depreciation)	28,663	(40,507,072)	(22,994)	(1,484,305)

Total Net Assets	$52,675,428	$1,453,268,244	$28,007,436	$36,767,770

Investments, At Cost	$8,304,878	$1,370,430,700	$24,023,202	$—
Investments in Affiliates, At Cost	$—	$105,838,558	$—	$—

See accompanying Notes to Financial Statements.	22

Statements of Assets and Liabilities (Unaudited)

June 30, 2017

	Salient Adaptive Growth Fund (Consolidated) (continued)	Salient MLP & Energy Infrastructure Fund (continued)	Salient Tactical Plus Fund (continued)	Salient Trend Fund (Consolidated) (continued)
Net Assets:
Class A Shares	$1,914,475	$234,310,358	$7,544,681	$1,819,330
Class C Shares	1,706,520	86,668,578	754,175	223,654
Class I Shares	49,054,433	1,130,376,024	2,132,576	34,724,786
Class F Shares	—	—	17,576,004	—
Class R6 Shares	—	1,913,284	—	—

	$52,675,428	$1,453,268,244	$28,007,436	$36,767,770

Shares Outstanding:
Class A Shares	267,599	27,950,149	658,800	213,752
Class C Shares	249,330	10,408,392	67,245	26,686
Class I Shares	6,756,240	135,280,928	185,392	4,069,133
Class F Shares	—	—	1,514,858	—
Class R6 Shares	—	228,861	—	—
Net Asset Value, Offering Price and Redemption Price:
Class A Shares	$7.15	$8.38	$11.45	$8.51
Class C Shares	$6.84	$8.33	$11.22	$8.38
Class I Shares	$7.26	$8.36	$11.50	$8.53
Class F Shares	$—	$—	$11.60	$—
Class R6 Shares	$—	$8.36	$—	$—
Maximum Sales Charge—Class A Shares	5.50%	5.50%	5.50%	5.50%

Maximum Offering Price per share—Class A Shares (Net Asset Value/(100%—maximum sales charge))	$7.57	$8.87	$12.12	$9.01

(a) Proceeds received on securities sold short for Salient Tactical Plus Fund are $1,395,613.

(b) Premiums received on written options for Salient MLP & Energy Infrastructure Fund are $670,577.

See accompanying Notes to Financial Statements.	23

Statements of Operations (Unaudited)

Six Months Ended June 30, 2017

	Salient Adaptive Growth Fund (Consolidated)	Salient MLP & Energy Infrastructure Fund	Salient Tactical Plus Fund	Salient Trend Fund (Consolidated)
Investment Income:
Distributions from master limited partnerships	$—	$12,147,768	$—	$—
Less return of capital on distributions	—	(12,147,768)	—	—

Net distributions from master limited partnerships	—	—	—	—
Dividends from master limited partnership related companies	—	27,845,915	—	—
Dividends from affiliated master limited partnership related companies	—	873,989	—	—
Less return of capital on dividends	—	(15,116,936)	—	—

Net dividends from master limited partnership related companies	—	13,602,968	—	—
Interest	14,406	8,076	29,640	16,852
Dividends	—	—	110,705	—
Foreign taxes withheld	—	(252,640)	—	—

Total Investment Income	14,406	13,358,404	140,345	16,852

Expenses:
Investment advisory fee	262,273	7,382,508	201,517	194,464
Administration fee	46,806	450,205	8,623	40,194
Distribution and service fees
Class A	3,887	284,271	9,060	3,451
Class C	9,081	470,670	3,444	1,240
Administrative service fees
Class A	524	37,708	3,408	1,493
Class C	813	38,879	89	168
Class I	19,094	483,505	858	17,772
Class F	—	—	8,119	—
Registration/filing fee	29,684	64,917	30,934	24,882
Transfer agent fees	22,388	78,946	26,794	21,584
Audit and tax preparation fee	21,386	98,500	21,096	21,385
Custodian fee	3,124	45,560	2,128	3,767
Legal fee	7,916	190,051	6,206	6,201
Reports to shareholder and printing fees	3,141	82,606	1,518	2,600
Compliance fees	3,365	89,958	1,571	2,635
Trustees’ fees and expenses	48,028	55,343	49,306	47,958
ReFlow fees (Note 2p)	—	54,193	—	—
Other expenses	10,383	117,084	5,566	9,576

Total expenses before waivers	491,893	10,024,904	380,237	399,370

Less fees waived/reimbursed by investment advisor (Note 8)	(87,971)	—	(144,462)	(97,058)

Total Expenses	403,922	10,024,904	235,775	302,312

Net Investment Income/(Loss):	(389,516)	3,333,500	(95,430)	(285,460)

See accompanying Notes to Financial Statements.	24

Statements of Operations (Unaudited)

Six Months Ended June 30, 2017

	Salient Adaptive Growth Fund (Consolidated) (continued)	Salient MLP & Energy Infrastructure Fund (continued)	Salient Tactical Plus Fund (continued)	Salient Trend Fund (Consolidated) (continued)
Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments and foreign currency translations	$991,646	$(38,213,180)	$(1,042,867)	$(72,786)
Net realized loss on affiliated investments	—	(2,384,327)	—	—
Net realized gain on written option contracts	—	4,027,037	158,344	—
Net realized gain on futures contracts	2,128,312	—	1,401,951	2,296,750
Net realized loss on swap agreements	(28,293)	—	—	(105,988)
Net realized gain on forward foreign currency exchange contracts	177,312	—	—	—
Net realized loss on securities sold short	—	—	(411,809)	—

Net realized gain/(loss)	3,268,977	(36,570,470)	105,619	2,117,976
Change in unrealized appreciation/depreciation on:
Investments	654,414	(96,247,357)	56,521	—
Securities sold short	—	—	19,556	—
Written option contracts	—	2,467,838	(9,939)	—
Futures contracts	(394,250)	—	(39,194)	(54,496)
Swap agreements	5,974	—	—	(15,261)
Forward foreign currency exchange contracts	(448,252)	—	—	—
Translation of assets and liabilities in foreign currency transactions	(62,708)	(5,354)	—	(69,709)

Change in unrealized appreciation/depreciation, before income taxes	(244,822)	(93,784,873)	26,944	(139,466)
Deferred tax expense/(benefit)	—	(294,043)	—	—

Change in unrealized appreciation/depreciation from investments	(244,822)	(93,490,830)	26,944	(139,466)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short and Futures	3,024,155	(130,061,300)	132,563	1,978,510

Net Increase/(Decrease) in Net Assets Resulting From Operations	$2,634,639	$(126,727,800)	$37,133	$1,693,050

See accompanying Notes to Financial Statements.	25

Statements of Changes in Net Assets

	Salient Adaptive Growth Fund (Consolidated)		Salient MLP & Energy Infrastructure Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(a)	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(b)(c)
Operations:
Net investment income/(loss)	$(389,516)	$(817,830)	$3,333,500	$10,923,550
Net realized gain/(loss)	3,268,977	8,436,871	(36,570,470)	(146,579,748)
Net change in unrealized appreciation/depreciation	(244,822)	502,934	(93,490,830)	563,825,877

Net increase/(decrease) in net assets resulting from operations	2,634,639	8,121,975	(126,727,800)	428,169,679

Distributions to Shareholders:
From net investment income
Class A	—	—	(483,662)	(1,405,373)
Class C	—	—	(174,907)	(727,097)
Class I	—	—	(2,670,274)	8,782,647
Class R6	—	—	(4,657)	(8,433)
In excess of net investment income
Class A	—	(93,169)	(5,816,039)	(2,105,249)
Class C	—	(30,601)	(2,103,254)	(1,089,191)
Class I	—	(1,376,209)	(32,110,054)	(13,156,404)
Class R6	—	—	(56,003)	(12,633)
From net realized gains:
Class A	—	(470,605)	—	—
Class C	—	(234,791)	—	—
Class I	—	(6,551,800)	—	—
From return of capital:
Class A	—	—	—	(7,017,292)
Class C	—	—	—	(3,630,533)
Class I	—	—	—	(43,853,410)
Class R6	—	—	—	(42,108)

Total distributions	—	(8,757,175)	(43,418,850)	(81,830,370)

Capital Transactions:
Class A
Proceeds from shares issued	346,163	781,829	70,601,786	123,435,869
Dividends reinvested	—	303,732	5,951,405	10,027,453
Value of shares redeemed	(2,071,721)	(2,781,880)	(28,451,231)	(96,578,112)

Class A capital transactions	(1,725,558)	(1,696,319)	48,101,960	36,885,210

Class C
Proceeds from shares issued	72,197	691,798	6,335,767	14,416,540
Dividends reinvested	—	256,867	2,234,701	5,387,214
Value of shares redeemed	(407,771)	(1,288,751)	(11,240,554)	(23,315,730)

Class C capital transactions	(335,574)	(340,086)	(2,670,086)	(3,511,976)

Class I
Proceeds from shares issued	7,299,357	19,452,760	299,690,304	558,711,180
Dividends reinvested	—	6,052,782	31,736,219	60,715,465
Value of shares redeemed	(10,598,008)	(23,983,642)	(283,454,067)	(365,055,065)

Class I capital transactions	(3,298,651)	1,521,900	47,972,456	254,371,580

See accompanying Notes to Financial Statements.	26

Statements of Changes in Net Assets

	Salient Adaptive Growth Fund (Consolidated) (continued)		Salient MLP & Energy Infrastructure Fund (continued)
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(a)	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(b)(c)
Class R6
Proceeds from shares issued	$—	$—	$230,275	$2,164,562
Dividends reinvested	—	—	60,660	63,174
Value of shares redeemed	—	—	(389,011)	(216,241)

Class R6 capital transactions	—	—	(98,076)	2,011,495

Change in Net Assets resulting from capital transactions	(5,359,783)	(514,505)	93,306,254	289,756,309

Change in Net Assets	$(2,725,144)	$(1,149,705)	$(76,840,396)	$636,095,618
Net Assets:
Beginning of period	55,400,572	56,550,277	1,530,108,640	894,013,022

End of period	$52,675,428	$55,400,572	$1,453,268,244	$1,530,108,640

Accumulated net investment loss	$(1,042,766)	$(653,250)	$(110,868,087)	$(70,782,737)

Changes in shares outstanding:
Class A
Sold	47,499	94,674	7,874,170	15,988,419
Distributions reinvested	—	44,667	665,536	1,368,876
Redeemed	(287,198)	(370,110)	(3,215,301)	(12,679,974)

Net increase/(decrease) in shares outstanding	(239,699)	(230,769)	5,324,405	4,677,321

Class C
Sold	10,705	92,581	724,063	1,903,844
Distributions reinvested	—	39,397	250,744	741,369
Redeemed	(60,293)	(176,364)	(1,270,382)	(3,043,696)

Net decrease in shares outstanding	(49,588)	(44,386)	(295,575)	(398,483)

Class I
Sold	1,019,608	2,608,121	33,624,598	75,736,769
Distributions reinvested	—	878,438	3,560,811	8,187,781
Redeemed	(1,481,312)	(3,134,190)	(33,157,329)	(50,116,391)

Net increase/(decrease) in shares outstanding	(461,704)	352,369	4,028,080	33,808,159

Class R6
Sold	—	—	25,756	260,350
Distributions reinvested	—	—	6,804	7,643
Redeemed	—	—	(45,948)	(25,744)

Net increase/(decrease) in shares outstanding	—	—	(13,388)	242,249

(a) Prior to May 1, 2016, Salient Adaptive Growth Fund was known as Salient Risk Parity Fund.

(b) Salient MLP & Energy Infrastructure Fund Class R6 commenced operations on January 4, 2016.

(c) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

See accompanying Notes to Financial Statements.	27

Statements of Changes in Net Assets

	Salient Tactical Plus Fund		Salient Trend Fund (Consolidated)
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(a)	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment loss	$(95,430)	$(275,755)	$(285,460)	$(934,643)
Net realized gain/(loss)	105,619	1,585,862	2,117,976	(12,073,648)
Net change in unrealized appreciation/depreciation	26,944	119,144	(139,466)	(1,439,425)

Net increase/(decrease) in net assets resulting from operations	37,133	1,429,251	1,693,050	(14,447,716)

Distributions to Shareholders:
In excess of net investment income
Class A	—	—	—	(214,378)
Class C	—	—	—	(18,864)
Class I	—	—	—	(2,766,764)
From net realized gains
Class A	—	(260,339)	—	—
Class C	—	(4,603)	—	—
Class I	—	(53,401)	—	—
Class F	—	(677,780)	—	—

Total distributions	—	(996,123)	—	(3,000,006)

Capital Transactions:
Class A
Proceeds from shares issued	1,384,724	3,677,749	183,650	5,765,563
Dividends reinvested	—	260,339	—	213,836
Value of shares redeemed	(312,055)	(1,107,474)	(1,480,983)	(5,198,169)

Class A capital transactions	1,072,669	2,830,614	(1,297,333)	781,230

Class C
Proceeds from shares issued	386,279	882,709	—	299,585
Dividends reinvested	—	4,603	—	18,864
Value of shares redeemed	(204,991)	(357,918)	(135,462)	(594,768)

Class C capital transactions	181,288	529,394	(135,462)	(276,319)

Class I
Proceeds from shares issued	1,180,213	1,773,932	3,024,782	30,376,126
Dividends reinvested	—	53,401	—	2,349,520
Value of shares redeemed	(953,966)	(455,762)	(7,362,244)	(34,744,191)

Class I capital transactions	226,247	1,371,571	(4,337,462)	(2,018,545)

Class F
Proceeds from shares issued	1,398,174	3,541,824	—	—
Dividends reinvested	—	677,781	—	—
Value of shares redeemed	(916,261)	(3,948,324)	—	—

Class F capital transactions	481,913	271,281	—	—

Change in Net Assets resulting from capital transactions	1,962,117	5,002,860	(5,770,257)	(1,513,634)

Change in Net Assets	$1,999,250	$5,435,988	$(4,077,207)	$(18,961,356)

See accompanying Notes to Financial Statements.	28

Statements of Changes in Net Assets

	Salient Tactical Plus Fund (continued)		Salient Trend Fund (Consolidated) (continued)
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(a)	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Net Assets:
Beginning of period	$26,008,186	$20,572,198	$40,844,977	$59,806,333

End of period	$28,007,436	$26,008,186	$36,767,770	$40,844,977

Accumulated net investment income/(loss)	$(371,051)	$(275,621)	$133,295	$418,755

Changes in shares outstanding:
Class A
Sold	120,767	335,224	21,572	531,104
Distributions reinvested	—	22,777	—	26,078
Redeemed	(27,111)	(101,510)	(173,087)	(520,935)

Net increase/(decrease) in shares outstanding	93,656	256,491	(151,515)	36,247

Class C
Sold	33,781	78,709	—	26,368
Distributions reinvested	—	409	—	2,329
Redeemed	(18,209)	(31,870)	(16,444)	(58,019)

Net increase/(decrease) in shares outstanding	15,572	47,248	(16,444)	29,322

Class I
Sold	102,213	153,955	356,925	2,806,645
Distributions reinvested	—	4,656	—	286,178
Redeemed	(82,652)	(40,391)	(852,382)	(3,438,518)

Net increase/(decrease) in shares outstanding	19,561	118,220	(495,457)	(345,695)

Class F
Sold	120,016	320,117	—	—
Distributions reinvested	—	58,820	—	—
Redeemed	(78,844)	(356,256)	—	—

Net increase in shares outstanding	41,172	22,681	—	—

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

See accompanying Notes to Financial Statements.	29

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Growth Fund (Consolidated)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012(b)
Net Asset Value, Beginning of Period	$6.83	$7.06	$9.09	$9.07	$10.16	$9.94
Income/(Loss) from Operations:
Net investment loss(c)	(0.06)	(0.15)	(0.13)	(0.14)	(0.14)	(0.07)
Net realized and unrealized gain/(loss) on investments	0.38	1.14	(0.89)	1.38	(0.35)	0.32

Total from Investment Operations	0.32	0.99	(1.02)	1.24	(0.49)	0.25

Less Distributions:
From investment income	—	(0.20)	—	—	—	—
From realized gain on investments	—	(1.02)	(1.01)	(1.22)	(0.60)	(0.03)

Total Distributions	—	(1.22)	(1.01)	(1.22)	(0.60)	(0.03)

Net Increase/(Decrease) in Net Asset Value	0.32	(0.23)	(2.03)	0.02	(1.09)	0.22

Net Asset Value, End of Period	$7.15	$6.83	$7.06	$9.09	$9.07	$10.16

Total Return(d)	4.69%	14.13%	(11.18)%	13.58%	(4.78)%	2.53%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,914	$3,465	$5,213	$4,748	$5,409	$4,018
Ratios to Average Net Assets:
Gross expenses(e)	1.94%	1.89%	1.68%	1.64%	1.84%	1.92%
Net expenses(e)(f)	1.67%	1.64%	1.58%	1.60%	1.60%	1.61%
Net investment loss(e)	(1.62)%	(1.87)%	(1.46)%	(1.41)%	(1.45)%	(1.59)%
Portfolio Turnover Rate(g)	0%	0%	0%	0%	0%	0%

(a) Prior to May 1, 2016, Salient Adaptive Growth Fund was known as Salient Risk Parity Fund.

(b) Commenced operations on November 15, 2012.

(c) Calculated based on average shares outstanding.

(d) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(e) Annualized for periods less than one year.

(f) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	30

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Growth Fund (Consolidated)

	Class C
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012(b)
Net Asset Value, Beginning of Period	$6.56	$6.84	$8.91	$8.97	$10.13	$10.12
Income/(Loss) from Operations:
Net investment loss(c)	(0.08)	(0.20)	(0.19)	(0.21)	(0.22)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.36	1.07	(0.87)	1.37	(0.34)	0.13

Total from Investment Operations	0.28	0.87	(1.06)	1.16	(0.56)	0.04

Less Distributions:
From investment income	—	(0.13)	—	—	—	—
From realized gain on investments	—	(1.02)	(1.01)	(1.22)	(0.60)	(0.03)

Total Distributions	—	(1.15)	(1.01)	(1.22)	(0.60)	(0.03)

Net Increase/(Decrease) in Net Asset Value	0.28	(0.28)	(2.07)	(0.06)	(1.16)	0.01

Net Asset Value, End of Period	$6.84	$6.56	$6.84	$8.91	$8.97	$10.13

Total Return(d)	4.27%	12.87%	(11.86)%	12.84%	(5.49)%	0.41%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,707	$1,961	$2,349	$2,516	$1,319	$363
Ratios to Average Net Assets:
Gross expenses(e)	2.75%	2.67%	2.43%	2.38%	2.59%	2.67%
Net expenses(e)(f)	2.42%	2.39%	2.33%	2.35%	2.35%	2.36%
Net investment loss(e)	(2.36)%	(2.58)%	(2.20)%	(2.16)%	(2.20)%	(2.34)%
Portfolio Turnover Rate(g)	0%	0%	0%	0%	0%	0%

(a) Prior to May 1, 2016, Salient Adaptive Growth Fund was known as Salient Risk Parity Fund.

(b) Commenced operations on October 1, 2012.

(c) Calculated based on average shares outstanding.

(d) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(e) Annualized for periods less than one year.

(f) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	31

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Growth Fund (Consolidated)

	Class I
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012(b)
Net Asset Value, Beginning of Period	$6.92	$7.14	$9.15	$9.09	$10.16	$10.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.05)	(0.11)	(0.11)	(0.11)	(0.12)	(0.06)
Net realized and unrealized gain/(loss) on investments	0.39	1.12	(0.89)	1.39	(0.35)	0.25

Total from Investment Operations	0.34	1.01	(1.00)	1.28	(0.47)	0.19

Less Distributions:
From investment income	—	(0.21)	—	—	—	—
From realized gain on investments	—	(1.02)	(1.01)	(1.22)	(0.60)	(0.03)

Total Distributions	—	(1.23)	(1.01)	(1.22)	(0.60)	(0.03)

Net Increase/(Decrease) in Net Asset Value	0.34	(0.22)	(2.01)	0.06	(1.07)	0.16

Net Asset Value, End of Period	$7.26	$6.92	$7.14	$9.15	$9.09	$10.16

Total Return(d)	4.91%	14.29%	(10.88)%	13.99%	(4.59)%	1.91%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$49,054	$49,975	$48,988	$85,426	$95,156	$108,199
Ratios to Average Net Assets:
Gross expenses(e)	1.74%	1.67%	1.42%	1.38%	1.59%	1.67%
Net expenses(e)(f)	1.42%	1.39%	1.33%	1.35%	1.35%	1.36%
Net investment loss(e)	(1.36)%	(1.32)%	(1.20)%	(1.16)%	(1.20)%	(1.34)%
Portfolio Turnover Rate(g)	0%	0%	0%	0%	0%	0%

(a) Prior to May 1, 2016, Salient Adaptive Growth Fund was known as Salient Risk Parity Fund.

(b) Commenced operations on July 9, 2012.

(c) Calculated based on average shares outstanding.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	32

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class A
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Year Ended December 31, 2013(b)		Period Ended December 31, 2012(b)(c)
Net Asset Value, Beginning of Period	$9.31	$7.08	$13.31	$12.77		$10.02		$10.09
Income/(Loss) from Operations:
Net investment income/(loss)(d)	0.01	0.08	0.11	0.05		(0.05)		0.00	(e)
Net realized and unrealized gain/(loss) on investments	(0.70)	2.71	(5.76)	1.03		3.29		(0.07)

Total from Investment Operations	(0.69)	2.79	(5.65)	1.08		3.24		(0.07)

Less Distributions:
From investment income	(0.24)	(0.19)	(0.17)	(0.10)		(0.16)		—
From return of capital	—	(0.37)	(0.41)	(0.44)		(0.33)		—

Total Distributions	(0.24)	(0.56)	(0.58)	(0.54)		(0.49)		—

Net Increase/(Decrease) in Net Asset Value	(0.93)	2.23	(6.23)	0.54		2.75		(0.07)

Net Asset Value, End of Period	$8.38	$9.31	$7.08	$13.31		$12.77		$10.02

Total Return(f)	(7.55)%	41.90%	(44.10)%	8.35%		33.14%		(0.69)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$234,310	$210,688	$127,069	$177,820		$147,626		$2,225
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(g)	1.36%	1.51%	1.28%	1.59	%(h)	2.65%		6.52%
Net expenses (including tax expense/benefit)(g)	1.36%	1.51%	1.28%	1.65%		2.49	%(i)	1.82	%(i)
Net expenses (excluding tax expense/benefit)(g)	1.40%	1.44%	1.45%	1.48%		1.60	%(i)	1.60	%(i)
Net investment income/(loss)(g)	0.29%	0.98%	1.02%	0.36%		(0.41)%		(0.13)%
Portfolio Turnover Rate(j)	15%	23%	39%	19%		64%		15%

(a) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(b) Presented on a consolidated basis.

(c) Commenced operations on December 21, 2012.

(d) Calculated based on average shares outstanding.

(e) Represents less than $0.005 or $(0.005).

(f) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(g) Annualized for periods less than one year.

(h) The gross operating expenses are the expenses before reimbursement to Salient MLP & Energy Infrastructure Fund or recoupment by the Advisor.

(i) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(j) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	33

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Period Ended December 31, 2013(b)(c)
Net Asset Value, Beginning of Period	$9.26		$7.04	$13.23	$12.72		$10.40
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.02	)(e)	0.02	0.03	(0.05)		(0.13)
Net realized and unrealized gain/(loss) on investments	(0.70)		2.69	(5.73)	1.02		2.90

Total from Investment Operations	(0.72)		2.71	(5.70)	0.97		2.77

Less Distributions:
From investment income	(0.21)		(0.16)	(0.08)	(0.08)		(0.16)
From return of capital	—		(0.33)	(0.41)	(0.38)		(0.29)

Total Distributions	(0.21)		(0.49)	(0.49)	(0.46)		(0.45)

Net Increase/(Decrease) in Net Asset Value	(0.93)		2.22	(6.19)	0.51		2.32

Net Asset Value, End of Period	$8.33		$9.26	$7.04	$13.23		$12.72

Total Return(f)	(7.87)%		40.66%	(44.50)%	7.53%		27.13%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$86,669		$99,130	$78,112	$147,885		$37,527
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(g)	2.16%		2.30%	2.06%	2.34	%(h)	3.40%
Net expenses (including tax expense/benefit)(g)	2.16%		2.30%	2.06%	2.40%		3.24	%(i)
Net expenses (excluding tax expense/benefit)(g)	2.20%		2.23%	2.20%	2.23%		2.35	%(i)
Net investment income/(loss)(g)	(0.49)%		0.22%	0.29%	(0.39)%		(1.16)%
Portfolio Turnover Rate(j)	15%		23%	39%	19%		64%

(a) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(b) Presented on a consolidated basis.

(c) Commenced operations on January 8, 2013.

(d) Calculated based on average shares outstanding.

(e) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(g) Annualized for periods less than one year.

(h) The gross operating expenses are the expenses before reimbursement to Salient MLP & Energy Infrastructure Fund or recoupment by the Advisor.

(i) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(j) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	34

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class I
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Year Ended December 31, 2013(b)		Period Ended December 31, 2012(b)(c)
Net Asset Value, Beginning of Period	$9.28	$7.07	$13.29	$12.76		$10.02		$10.00
Income/(Loss) from Operations:
Net investment income/(loss)(d)	0.02	0.08	0.15	0.09		(0.02)		0.00	(e)
Net realized and unrealized gain/(loss) on investments	(0.69)	2.72	(5.76)	1.02		3.29		0.14

Total from Investment Operations	(0.67)	2.80	(5.61)	1.11		3.27		0.14

Less Distributions:
From investment income	(0.25)	(0.20)	(0.20)	(0.11)		(0.18)		0.00	(e)
From return of capital	—	(0.39)	(0.41)	(0.47)		(0.35)		(0.12)

Total Distributions	(0.25)	(0.59)	(0.61)	(0.58)		(0.53)		(0.12)

Net Increase/(Decrease) in Net Asset Value	(0.92)	2.21	(6.22)	0.53		2.74		0.02

Net Asset Value, End of Period	$8.36	$9.28	$7.07	$13.29		$12.76		$10.02

Total Return(f)	(7.39)%	42.08%	(43.95)%	8.56%		33.46%		1.47%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,130,376	$1,218,042	$688,832	$1,149,509		$323,880		$38,190
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(g)	1.16%	1.33%	1.04%	1.34	%(h)	2.40%		6.27%
Net expenses (including tax expense/benefit)(g)	1.16%	1.33%	1.04%	1.40%		2.24	%(i)	1.57	%(i)
Net expenses (excluding tax expense/benefit)(g)	1.20%	1.26%	1.20%	1.23%		1.35	%(i)	1.35	%(i)
Net investment income/(loss)(g)	0.53%	1.03%	1.31%	0.61%		(0.16)%		0.12%
Portfolio Turnover Rate(j)	15%	23%	39%	19%		64%		15%

(a) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(b) Presented on a consolidated basis.

(c) Commenced operations on September 19, 2012.

(d) Calculated based on average shares outstanding.

(e) Represents less than $0.005 or $(0.005).

(f) Not annualized for periods less than one year.

(g) Annualized for periods less than one year.

(h) The gross operating expenses are the expenses before reimbursement to Salient MLP & Energy Infrastructure Fund or recoupment by the Advisor.

(i) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(j) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	35

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class R6
	Six Months Ended June 30, 2017 (Unaudited)	Period Ended December 31, 2016(a)(b)
Net Asset Value, Beginning of Period	$9.28	$7.12
Income/(Loss) from Operations:
Net investment income(c)	0.03	0.01
Net realized and unrealized gain/(loss) on investments	(0.70)	2.74

Total from Investment Operations	(0.67)	2.75

Less Distributions:
From investment income	(0.25)	(0.20)
From return of capital	—	(0.39)

Total Distributions	(0.25)	(0.59)

Net Increase/(Decrease) in Net Asset Value	(0.92)	2.16

Net Asset Value, End of Period	$8.36	$9.28

Total Return(d)	(7.37)%	41.16%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,913	$2,249
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(e)	1.08%	1.20%
Net expenses (including tax expense/benefit)(e)	1.08%	1.20%
Net expenses (excluding tax expense/benefit)(e)	1.12%	1.13%
Net investment income(e)	0.59%	0.11%
Portfolio Turnover Rate(f)	15%	23%

(a) Commenced operations on January 4, 2016.

(b) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(c) Calculated based on average shares outstanding.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	36

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class A
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period Ended December 31, 2014(b)
Net Asset Value, Beginning of Period	$11.45	$11.30	$11.86	$12.29
Income/(Loss) from Operations:
Net investment income/(loss)(c)	(0.06)	(0.18)	(0.22)	0.04
Net realized and unrealized gain/(loss) on investments	0.06	0.81	(0.09)	(0.29)

Total from Investment Operations	0.00	0.63	(0.31)	(0.25)

Less Distributions:
From realized gain on investments	—	(0.48)	(0.25)	(0.18)

Total Distributions	—	(0.48)	(0.25)	(0.18)

Net Increase/(Decrease) in Net Asset Value	0.00	0.15	(0.56)	(0.43)

Net Asset Value, End of Period	$11.45	$11.45	$11.30	$11.86

Total Return(d)	0.00%	5.58%	(2.59)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$7,545	$6,471	$3,489	$3
Ratios to Average Net Assets:
Gross expenses(e)	2.88%	3.12%	4.04%	519.72%
Net expenses(e)(f)	2.05%	2.05%	2.05%	2.05%
Net investment income/(loss)(e)	(1.02)%	(1.65)%	(1.93)%	6.90%
Portfolio Turnover Rate(g)	8,045%	4,668%	146%	0%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c) Calculated based on average shares outstanding.

(d) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(e) Annualized for periods less than one year.

(f) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	37

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class C
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period Ended December 31, 2014(b)
Net Asset Value, Beginning of Period	$11.26	$11.21	$11.86	$12.29
Income/(Loss) from Operations:
Net investment income/(loss)(c)	(0.10)	(0.26)	(0.30)	0.03
Net realized and unrealized gain/(loss) on investments	0.06	0.79	(0.10)	(0.28)

Total from Investment Operations	(0.04)	0.53	(0.40)	(0.25)

Less Distributions:
From realized gain on investments	—	(0.48)	(0.25)	(0.18)

Total Distributions	—	(0.48)	(0.25)	(0.18)

Net Increase/(Decrease) in Net Asset Value	(0.04)	0.05	(0.65)	(0.43)

Net Asset Value, End of Period	$11.22	$11.26	$11.21	$11.86

Total Return(d)	(0.36)%	4.73%	(3.35)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$754	$582	$50	$3
Ratios to Average Net Assets:
Gross expenses(e)	7.07%	22.24%	97.09%	454.38%
Net expenses(e)(f)	2.80%	2.80%	2.80%	2.80%
Net investment income/(loss)(e)	(1.71)%	(2.40)%	(2.69)%	6.03%
Portfolio Turnover Rate(g)	8,045%	4,668%	146%	0%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c) Calculated based on average shares outstanding.

(d) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(e) Annualized for periods less than one year.

(f) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	38

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class I
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period Ended December 31, 2014(b)
Net Asset Value, Beginning of Period	$11.49	$11.32	$11.86	$12.29
Income/(Loss) from Operations:
Net investment income/(loss)(c)	(0.05)	(0.16)	(0.19)	0.04
Net realized and unrealized gain/(loss) on investments	0.06	0.81	(0.10)	(0.29)

Total from Investment Operations	0.01	0.65	(0.29)	(0.25)

Less Distributions:
From realized gain on investments	—	(0.48)	(0.25)	(0.18)

Total Distributions	—	(0.48)	(0.25)	(0.18)

Net Increase/(Decrease) in Net Asset Value	0.01	0.17	(0.54)	(0.43)

Net Asset Value, End of Period	$11.50	$11.49	$11.32	$11.86

Total Return(d)	0.09%	5.74%	(2.42)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$2,133	$1,905	$539	$503
Ratios to Average Net Assets:
Gross expenses(e)	3.39%	5.70%	7.03%	819.13%
Net expenses(e)(f)	1.80%	1.80%	1.80%	1.80%
Net investment income/(loss)(e)	(0.84)%	(1.40)%	(1.71)%	7.03%
Portfolio Turnover Rate(g)	8,045%	4,668%	146%	0%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c) Calculated based on average shares outstanding.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	39

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class F
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period Ended December 31, 2014(b)(c)	Year Ended November 30, 2014(c)	Period Ended November 30, 2013(c)(d)
Net Asset Value, Beginning of Period	$11.57	$11.37	$11.86	$12.29	$11.66	$10.00
Income/(Loss) from Operations:
Net investment income/(loss)(e)	(0.03)	(0.12)	(0.16)	0.04	(0.06)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.06	0.80	(0.08)	(0.29)	1.03	1.67

Total from Investment Operations	0.03	0.68	(0.24)	(0.25)	0.97	1.66

Less Distributions:
From realized gain on investments	—	(0.48)	(0.25)	(0.18)	(0.34)	—

Total Distributions	—	(0.48)	(0.25)	(0.18)	(0.34)	—

Net Increase/(Decrease) in Net Asset Value	0.03	0.20	(0.49)	(0.43)	0.63	1.66

Net Asset Value, End of Period	$11.60	$11.57	$11.37	$11.86	$12.29	$11.66

Total Return(f)	0.26%	5.98%	(2.00)%	(2.06)%	8.53%	16.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$17,576	$17,050	$16,495	$30,743	$17,779	$9,789
Ratios to Average Net Assets:
Gross expenses(g)	2.42%	2.62%	2.68%	4.18%	3.09%	29.89%
Net expenses(g)(h)	1.49%	1.49%	1.49%	1.53%	1.49%	1.49%
Net investment income/(loss)(g)	(0.49)%	(1.09)%	(1.40)%	3.56%	(0.54)%	(0.74)%
Portfolio Turnover Rate(i)	8,045%	4,668%	146%	0%	153%	1,814%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

(c) The Institutional Class was part of the predecessor Broadmark Tactical Plus Fund and was reorganized into Class F on December 15, 2014.

(d) Commenced operations on December 31, 2012.

(e) Calculated based on average shares outstanding.

(f) Not annualized for periods less than one year.

(g) Annualized for periods less than one year.

(h) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(i) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	40

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Trend Fund (Consolidated)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$8.20	$11.25	$11.90	$11.04	$10.64
Income/(Loss) from Operations:
Net investment loss(b)	(0.07)	(0.17)	(0.20)	(0.16)	(0.17)
Net realized and unrealized gain/(loss) on investments	0.38	(2.30)	0.14	1.69	1.71

Total from Investment Operations	0.31	(2.47)	(0.06)	1.53	1.54

Less Distributions:
From investment income	—	(0.58)	(0.08)	—	(0.34)
From realized gain on investments	—	—	(0.51)	(0.67)	(0.80)

Total Distributions	—	(0.58)	(0.59)	(0.67)	(1.14)

Net Increase/(Decrease) in Net Asset Value	0.31	(3.05)	(0.65)	0.86	0.40

Net Asset Value, End of Period	$8.51	$8.20	$11.25	$11.90	$11.04

Total Return(c)	3.78%	(21.94)%	(0.52)%	13.92%	14.73%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,819	$2,996	$3,700	$4,934	$2,849
Ratios to Average Net Assets:
Gross expenses(d)	2.19%	1.94%	2.09%	1.99%	1.98%
Net expenses(d)(e)	1.70%	1.69%	1.80%	1.73%	1.62%
Net investment loss(d)	(1.62)%	(1.67)%	(1.70)%	(1.58)%	(1.52)%
Portfolio Turnover Rate(f)	0%	0%	0%	0%	0%

(a) Commenced operations on March 28, 2013.

(b) Calculated based on average shares outstanding.

(c) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(d) Annualized for periods less than one year.

(e) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	41

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Trend Fund (Consolidated)

	Class C
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$8.11	$11.05	$11.74	$10.98	$10.64
Income/(Loss) from Operations:
Net investment loss(b)	(0.10)	(0.25)	(0.28)	(0.23)	(0.23)
Net realized and unrealized gain/(loss) on investments	0.37	(2.23)	0.14	1.66	1.69

Total from Investment Operations	0.27	(2.48)	(0.14)	1.43	1.46

Less Distributions:
From investment income	—	(0.46)	(0.04)	—	(0.32)
From realized gain on investments	—	—	(0.51)	(0.67)	(0.80)

Total Distributions	—	(0.46)	(0.55)	(0.67)	(1.12)

Net Increase/(Decrease) in Net Asset Value	0.27	(2.94)	(0.69)	0.76	0.34

Net Asset Value, End of Period	$8.38	$8.11	$11.05	$11.74	$10.98

Total Return(c)	3.33%	(22.43)%	(1.21)%	13.08%	13.96%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$224	$350	$800	$29	$116
Ratios to Average Net Assets:
Gross expenses(d)	2.97%	2.68%	2.86%	2.75%	2.73%
Net expenses(d)(e)	2.45%	2.44%	2.55%	2.48%	2.37%
Net investment loss(d)	(2.37)%	(2.42)%	(2.47)%	(2.34)%	(2.27)%
Portfolio Turnover Rate(f)	0%	0%	0%	0%	0%

(a) Commenced operations on March 28, 2013.

(b) Calculated based on average shares outstanding.

(c) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(d) Annualized for periods less than one year.

(e) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	42

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Trend Fund (Consolidated)

	Class I
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$8.22	$11.26	$11.91	$11.02	$10.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.06)	(0.15)	(0.17)	(0.13)	(0.14)
Net realized and unrealized gain/(loss) on investments	0.37	(2.28)	0.14	1.69	2.34

Total from Investment Operations	0.31	(2.43)	(0.03)	1.56	2.20

Less Distributions:
From investment income	—	(0.61)	(0.11)	—	(0.38)
From realized gain on investments	—	—	(0.51)	(0.67)	(0.80)

Total Distributions	—	(0.61)	(0.62)	(0.67)	(1.15)

Net Increase/(Decrease) in Net Asset Value	0.31	(3.04)	(0.65)	0.89	1.05

Net Asset Value, End of Period	$8.53	$8.22	$11.26	$11.91	$11.02

Total Return(c)	3.77%	(21.58)%	(0.33)%	14.21%	22.24%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$34,725	$37,499	$55,306	$38,290	$72,325
Ratios to Average Net Assets:
Gross expenses(d)	1.93%	1.69%	1.84%	1.74%	1.73%
Net expenses(d)(e)	1.45%	1.44%	1.55%	1.48%	1.37%
Net investment loss(d)	(1.37)%	(1.41)%	(1.46)%	(1.33)%	(1.27)%
Portfolio Turnover Rate(f)	0%	0%	0%	0%	0%

(a) Commenced operations on January 2, 2013.

(b) Calculated based on average shares outstanding.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	43

Notes to Financial Statements (Unaudited)

June 30, 2017

1. ORGANIZATION

Salient MF Trust (the “Trust”) was organized on November 15, 2011 as a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2017, the Trust is comprised of four funds. The accompanying financial statements are presented for the following funds (individually a “Fund” and collectively the “Funds”):

Fund	Short Name	Commencement of Operations
Salient Adaptive Growth Fund	Adaptive Growth Fund	July 9, 2012
Salient MLP & Energy Infrastructure Fund	MLP Energy Fund	September 19, 2012
Salient Tactical Plus Fund	Tactical Plus Fund	December 15, 2014
Salient Trend Fund	Trend Fund	January 2, 2013

Adaptive Growth Fund, MLP Energy Fund, and Trend Fund, are each classified as non-diversified under the 1940 Act. Tactical Plus Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest (“Shares”) with no par value. The Funds offer Class A, Class C, and Class I shares. Additionally, MLP Energy Fund offers R6 shares and Tactical Plus Fund offers Class F Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses, sales charges, distribution, and exclusive rights to vote on matters affecting only individual classes. Class A Shares have a maximum sales charge of 5.50% as a percentage of the offering price on investments of less than $1 million (no sales charge for investments of $1 million or more). Class A Shares and Class C Shares are subject to a maximum contingent deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares are offered without any front-end sales charge. No sales charges are assessed with respect to Class I Shares, Class F Shares and Class R6 Shares of the Funds.

Adaptive Growth Fund’s investment objective is to seek long term capital appreciation by constructing a portfolio that invests primarily in futures contracts and other financially-linked derivatives, as well as individual securities, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. MLP Energy Fund’s investment objective is to maximize total return (capital appreciation and income) by investing primarily in securities of Master Limited Partnerships (“MLPs”) and Energy Infrastructure Companies. Tactical Plus Fund’s investment objective is to produce, in any market environment, above-average risk adjusted returns and less downside volatility than the S&P 500 Index by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. Trend Fund’s investment objective is to seek long term capital appreciation with low correlation to traditional core equity and bond market exposures by constructing a portfolio that invests both long and short primarily in futures contracts, equities, debt instruments, ETFs, ETNs and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The board of trustees (each member thereof a “Trustee” and, collectively, the “Board”) is authorized to engage an investment advisor, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, LP (“Salient Advisor”) for Adaptive Growth Fund, Trend Fund, and Tactical Plus Fund and Salient Capital Advisors, LLC (“SCA”) for MLP Energy Fund to manage each Fund’s portfolio and operations. Salient Advisor is a Texas limited partnership that is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and the Commodity Futures Trading Commission (the “ CFTC”) as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association. SCA is a Texas limited liability company that is registered as an investment adviser under the Advisers Act and the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association. Under the Investment Management Agreement, Salient Advisor and SCA are responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Funds’ investment programs subject to the ultimate supervision of the Board. Broadmark Asset Management LLC (the “Sub-Advisor”) serves as the subadvisor to Tactical Plus Fund.

Salient Adaptive Growth Offshore Fund, Ltd. (the “Adaptive Growth Subsidiary”), is a company limited by shares organized under the laws of the Cayman Islands. Adaptive Growth Subsidiary is wholly-owned by Adaptive Growth Fund, and is therefore consolidated in Adaptive Growth Fund’s consolidated financial statements. Adaptive Growth Subsidiary was formed on July 13, 2012, and has been consolidated since its formation. Adaptive Growth Fund invests in Adaptive Growth Subsidiary in order to gain additional exposure to certain derivatives trading within the limitations of the federal tax law requirements applicable to regulated investment companies (“RIC”). Where the context

44

Notes to Financial Statements (Unaudited)

June 30, 2017

requires, the “Adaptive Growth Fund” includes both Adaptive Growth Fund and Adaptive Growth Subsidiary. As of June 30, 2017, net assets of Adaptive Growth Fund are $52,675,428 of which $1,804,730 or 3.4% represented the Fund’s ownership of all issued shares and voting rights of Adaptive Growth Subsidiary.

MLP Energy Fund may have invested up to 25% of its total assets in Salient MLP & Energy Infrastructure Fund II, Inc. (the “MLP Subsidiary”). MLP Subsidiary, which was wholly-owned by MLP Energy Fund, and therefore consolidated in MLP Energy Fund’s consolidated financial statements, was organized under the laws of the state of Delaware and for federal income tax purposes as a Subchapter “C” corporation. MLP Subsidiary was formed on September 19, 2012, and had been consolidated since its formation until its liquidation in September 2014. MLP Energy Fund invested in MLP Subsidiary in order to gain additional exposure to equity or debt securities of various master limited partnerships. Where the context requires, the “MLP Energy Fund” includes both MLP Energy Fund and MLP Subsidiary. In July, 2014, SCA made the decision to liquidate MLP Subsidiary and simultaneously transfer the investments held to MLP Energy Fund. The orderly liquidation was completed on September 2, 2014. As such, MLP Energy Fund is presented on an individual fund basis. See note 4 for additional tax disclosures related to the transfer of investments held by MLP Subsidiary to MLP Energy Fund.

Tactical Plus Fund is not invested in a wholly-owned subsidiary and is presented on an individual fund basis.

Salient Trend Offshore Fund, Ltd. (the “Trend Subsidiary”), is a company limited by shares organized under the laws of the Cayman Islands. Trend Subsidiary is wholly-owned by Trend Fund, and is therefore consolidated in Trend Fund’s consolidated financial statements. Trend Subsidiary was formed on August 16, 2012, and has been consolidated since its formation. Trend Fund invests in Trend Subsidiary in order to gain additional exposure to certain derivatives trading within the limitations of the federal tax law requirements applicable to RICs. Where the context requires, the “Trend Fund” includes both Trend Fund and Trend Subsidiary. As of June 30, 2017, net assets of Trend Fund are $36,767,770 of which $16,309,001 or 44.4% represented the Fund’s ownership of all issued shares and voting rights of Trend Subsidiary.

For convenience, reference to the financial statements shall include those consolidated and on an individual fund basis, as the context requires.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Funds conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial positions of Adaptive Growth Fund and Adaptive Growth Subsidiary, Trend Fund and Trend Subsidiary and the results of their operations, each on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation. MLP Energy Fund and Tactical Plus Fund are presented on an individual fund basis. Each Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH

The Funds consider all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial statement purposes, security transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholders transactions may arise. Realized gains and losses on sales of securities are reported using the specific identification cost basis. Interest income, adjusted for accretion of discounts and amortization of premiums, is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions received from a Fund’s investments in MLPs generally are composed of ordinary income, capital gains and return of capital from the MLP.

(d) PORTFOLIO VALUATION

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The Board has authorized Salient Advisor and SCA to each establish a valuation committee (the “Advisor Valuation Committee”), which

45

Notes to Financial Statements (Unaudited)

June 30, 2017

includes representatives from each Fund’s investment advisor. The Advisor Valuation Committee’s function, subject to the oversight of the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Advisor Valuation Committee by Salient Advisor, SCA, or ALPS Fund Services, Inc., the Funds’ independent administrator (the “Administrator”).

To the extent that the price of a security cannot be determined applying the methods described below, the Advisor Valuation Committee in conjunction with the Administrator will determine the price of the security pursuant to the fair value procedures approved by the Board.

Investments held by the Funds are valued as follows:

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Funds value these securities at their last sales price on the exchange or over-the-counter market or a market’s official closing price on the valuation date. If the security is listed on more than one exchange, the Funds use the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. If no bid or ask prices are quoted before closing, the security will be valued using the last available sale price, or a price will be determined pursuant to the fair value procedures approved by the board. As of the close of regular trading on the New York Stock Exchange (the “NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the valuation date, or if there is no sale on the valuation date, at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, the security will be valued using the last available sale price, or a price will be determined pursuant to the fair value procedures approved by the board. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1 in the fair value hierarchy. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Advisor Valuation Committee determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what the Advisor Valuation Committee believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures contracts are generally categorized as Level 2 in the fair value hierarchy.

PUBLICLY-TRADED EQUITY SECURITIES ACQUIRED IN A DIRECT PLACEMENT TRANSACTION—Such securities may be subject to restrictions on resale that can affect the security’s liquidity and fair value. Such securities that are convertible or otherwise will become freely tradable will be valued based on the market value of the freely tradable security less an applicable restriction discount. Generally, the discount will initially be equal to the discount at which the Fund purchased the securities and thereafter will be periodically reassessed and likely reduced over the anticipated restricted period. Equity securities are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs utilized in determining the value of such securities.

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such price is reported by such exchange on the valuation date, the Advisor Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, which is

46

Notes to Financial Statements (Unaudited)

June 30, 2017

calculated using the current day’s spot rate, and the 30 to 720 day forward rates converted to U.S. dollars at the exchange rate of such currencies on the valuation date. Such valuations are provided by a pricing service approved by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Options that are listed on a securities exchange are generally valued on the valuation date at the mean of the closing bid and ask price of the posted market on the exchange on which they are listed and are typically categorized as Level 1 in the fair value hierarchy. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options traded on an over-the-counter market are generally valued using the mean of the closing bid and ask prices provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Advisor Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Swaptions are traded on an over-the-counter market, and are generally valued using quotations from an approved independent pricing service. If no such quotation is available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swaption) and an attempt is made to obtain at least one other broker quote on the valuation date. If there is a significant discrepancy between the counterparty and the other available broker quote, the Advisor will attempt to obtain third party pricing service information if available. If no such price is available on the valuation date, the Advisor Valuation Committee in conjunction with the Administrator will determine the fair value of such swaptions in good faith using information that is available at such time. Such fair valued swaptions are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as equity swap agreements, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange are determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Securities for which independent pricing services are not available are valued pursuant to the valuation procedures approved by the Board and are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

OTHER—Investments in open-end RICs that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Advisor Valuation Committee, in consultation with the Administrator or the advisor, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments. Investments in private placement securities and other securities for which market quotations are not readily available will be valued in good faith by using fair value procedures approved by the Board. Such fair value procedures may consider among other factors discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating, and an analysis of the issuer’s financial statements and reports. If events occur that affect the value of the

47

Notes to Financial Statements (Unaudited)

June 30, 2017

Funds’ securities before the net asset value has been calculated, the securities so affected will generally be priced using fair value procedures. Such investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

(f) MASTER LIMITED PARTNERSHIPS

Entities commonly referred to as MLPs are generally organized under state law as limited partnerships or limited liability companies. MLP Energy Fund invests in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real property rents, gains on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members).

The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited liability company. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. MLP Energy Fund’s investments in MLPs consist only of limited partner or member interest ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(g) RESTRICTED AND ILLIQUID SECURITIES

MLP Energy Fund may invest up to 15% of its total assets in unregistered or otherwise restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Illiquid securities are securities that cannot be sold or disposed of within a reasonable amount of time in the ordinary course of business. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by SCA based on procedures approved by the Board. Therefore, not all restricted securities are considered illiquid.

As of June 30, 2017, MLP Energy Fund did not hold restricted securities.

(h) SHORT SALES

Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully

48

Notes to Financial Statements (Unaudited)

June 30, 2017

collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 5 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2017, Tactical Plus Fund held securities sold short with a value of $1,376,057. No other Funds held securities sold short as of June 30, 2017.

(i) ALLOCATIONS

Expenses directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust not directly related to a Fund are prorated to each Fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that for Tactical Plus Fund, each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, printing and 12b-1 fees. Fees provided under a distribution (Rule 12b-1 of the 1940 Act) plan and administrative service fees paid to intermediaries or financial institutions for a particular class of a Fund are charged to the expenses of such class.

Class specific expenses for Tactical Plus Fund for the six months ended June 30, 2017 were as follows:

Tactical Plus Fund

	Class A Specific Expenses	Class C Specific Expenses	Class I Specific Expenses	Class F Specific Expenses
Registration and filing fees	$6,805	$6,739	$6,869	$7,278
Transfer agent fees	6,690	6,690	6,734	6,680
Printing fees	388	4	109	1,016

(j) USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(k) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds may invest in derivatives in order to meet their investment objectives. The risk in using derivatives varies depending upon the structure of the instruments. All open derivative positions at period-end are presented in the Funds’ Schedules of Investments. The following is a description of the derivative instruments the Funds utilize, including the primary underlying risk exposures related to each instrument type.

Forward Foreign Currency Exchange Contracts: Adaptive Growth Fund enters into forward foreign currency exchange contracts in connection with its investment objective in order to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign currencies, or to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

Futures: Adaptive Growth Fund, Tactical Plus Fund, and Trend Fund invest in futures contracts to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign currencies, or to gain exposure to momentum. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as net realized gain (loss) on futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation

49

Notes to Financial Statements (Unaudited)

June 30, 2017

between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

Options Writing/Purchasing: MLP Energy Fund writes equity call options with the purpose of generating realized gains from premiums as a means to enhance distributions to the Fund’s common shareholders. Tactical Plus Fund may purchase and write put and call options on broad-based stock indices and on individual securities as part of its investment strategy and for hedging purposes. Adaptive Growth Fund may purchase and write options, including swaptions, as part of its investment strategy.

A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. A put option gives the holder of such put option the right to sell the underlying security to the writer of such put option at a specified price at any time during the term of the option. When purchasing options, the Funds pay a premium which is recorded as the cost basis of the option and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When Funds write an option, an amount equal to the net premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine the realized gains or losses. As the writer of a covered call option, during the option’s life, the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but the Fund retains the risk of loss should the price of the underlying security decline.

A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swap-

tion gives the owner the right to pay the total return of a specified asset, reference rate, or index.

Adaptive Growth Fund had the following transactions in swaptions during the period ended June 30, 2017:

Adaptive Growth Fund

	Notional Value	Premiums Paid
Swaptions outstanding at December 31, 2016	$71,724,415	$8,087,741

Swaptions purchased	146,863,724	16,442,217
Swaptions closed	(143,928,846)	(16,225,080)

Swaptions outstanding at June 30, 2017	$74,659,293	$8,304,878

MLP Energy Fund had the following transactions in written call options during the period ended June 30, 2017:

MLP Energy Fund

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2016	24,782	$1,856,554

Options written	115,144	5,560,622
Options exercised	(17,206)	(1,401,048)
Options expired	(85,697)	(3,616,285)
Options closed	(20,545)	(1,729,266)

Options outstanding at June 30, 2017	16,478	670,577

Tactical Plus Fund had the following transactions in purchased put options during the period ended June 30, 2017:

Tactical Plus Fund

	Number of Contracts	Premiums Paid
Options outstanding at December 31, 2016	893	$143,158

Options purchased	12,676	2,317,016
Options exercised	(218)	(57,751)
Options expired	(6,199)	(501,407)
Options closed	(7,114)	(1,846,638)

Options outstanding at June 30, 2017	38	$54,378

50

Notes to Financial Statements (Unaudited)

June 30, 2017

Tactical Plus Fund had the following transactions in written call options during the period ended June 30, 2017:

Tactical Plus Fund

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2016	433	$25,134

Options written	1,607	336,419
Options exercised	—	—
Options expired	(782)	(60,873)
Options closed	(1,258)	(300,680)

Options outstanding at June 30, 2017	—	$—

Swap Agreements: As of June 30, 2017, Adaptive Growth Fund and Trend Fund invested in swap agreements in accordance with their investment objectives to gain exposure to a variety of nontraditional risk premiums.

A Fund may enter into equity, interest rate, index, currency rate, and other types of swap agreements in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of June 30, 2017, and where such derivatives are recorded:

	Assets			Liabilities
Fund	Fair Value of Swaptions Contracts	Variation Margin on Futures Contracts^	Unrealized Gain on Swap Agreements	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	Variation Margin on Futures Contracts^	Fair Value of Written Option Contracts	Unrealized Loss on Swap Agreements
Commodity Risk Exposure:
Adaptive Growth Fund	$—	$387,016	$—	$—	$152,537	$—	$—
Trend Fund	—	589,410	—	—	1,194,859	—	—
Credit Risk Exposure:
Adaptive Growth Fund	9,408,776	—	—	—	—	—	—
Equity Risk Exposure:
Adaptive Growth Fund	—	90,807	17,021	—	568,198	—	—
MLP Energy Fund	—	—	—	—	—	131,173	—
Tactical Plus Fund	—	—	—	—	60,287	—	—
Trend Fund	—	155,523	—	—	633,952	—	11,118
Foreign Exchange Rate Risk Exposure:
Adaptive Growth Fund	—	—	—	240,626	—	—	—
Interest Rate Risk Exposure:
Adaptive Growth Fund	—	—	—	—	611,420	—	—
Trend Fund	—	123,751	—	—	470,262	—	—

^ Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedules of Investments. Only current outstanding variation margin is reported in the Statements of Assets and Liabilities.

51

Notes to Financial Statements (Unaudited)

June 30, 2017

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2017:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Investments*	Net Realized Gains (Losses) from Forward Foreign Currency Exchange Contracts	Net Realized Gains (Losses) from Written Options Contracts	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements
Commodity Risk Exposure:
Adaptive Growth Fund	$—	$—	$—	$(2,119,353)	$—
Trend Fund	—	—	—	(1,900,204)	—
Credit Risk Exposure:
Adaptive Growth Fund	1,022,144	—	—	—	—
Equity Risk Exposure:
Adaptive Growth Fund	—	—	—	2,884,346	(28,293)
MLP Energy Fund	—	—	4,027,037	—	—
Tactical Plus Fund	(906,703)	—	158,344	1,523,679	—
Trend Fund	—	—	—	3,957,107	(105,988)
Foreign Exchange Rate Risk Exposure:
Adaptive Growth Fund	—	177,312	—	—	—
Interest Rate Risk Exposure:
Adaptive Growth Fund	—	—	—	1,363,319	—
Tactical Plus Fund	—	—	—	(121,728)	—
Trend Fund	—	—	—	239,847	—

	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result of Operations
Fund	Change in Unrealized Appreciation/ Depreciation on Investments*	Change in Unrealized Appreciation/ Depreciation on Forward Foreign Currency Exchange Contracts	Change in Unrealized Appreciation/ Depreciation on Written Options Contracts	Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Commodity Risk Exposure:
Adaptive Growth Fund	$—	$—	$—	$1,255,787	$—
Trend Fund	—	—	—	1,037,527	—
Credit Risk Exposure:
Adaptive Growth Fund	654,414	—	—	—	—
Equity Risk Exposure:
Adaptive Growth Fund	—	—	—	(669,427)	5,974
MLP Energy Fund	—	—	2,467,838	—	—
Tactical Plus Fund	43,705	—	(9,939)	(39,194)
Trend Fund	—	—	—	(446,801)	(15,261)
Foreign Exchange Rate Risk Exposure:
Adaptive Growth Fund	—	(448,252)	—	—	—
Interest Rate Risk Exposure:
Adaptive Growth Fund	—	—	—	(980,610)	—
Trend Fund	—	—	—	(645,222)	—

* Includes purchased options contracts and swaptions contracts.

52

Notes to Financial Statements (Unaudited)

June 30, 2017

As described above, the Funds utilized derivative instruments to achieve their investment objectives during the period ended June 30, 2017. The Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreements with their derivative contract counterparties whereby the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the current ISDA Master Agreements in place, the Funds are subject to master netting agreements (“MNA”) that allow for amounts owed between each Fund and the counterparty to its transactions to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The MNA do not apply to amounts owed to or from different counterparties. Under the current ISDA Master Agreements in place with Goldman Sachs, MNA apply only to amounts owed in the same currency and in respect of the same transaction. Tactical Plus Fund has a Prime Brokerage Agreement in place with Citigroup Global Markets, Incorporated for which MNA applies.

The following table provides additional disclosures regarding the derivative assets net of amounts available for offset under a MNA and net of the collateral received as of June 30, 2017:

Fund	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts of Assets^	Cash Collateral Received	Net Amount
Adaptive Growth Fund
Swap Agreements	$17,021	$—	$17,021	$—	$17,021
Purchased swaptions	9,408,776	—	9,408,776	—	9,408,776

Total swap agreements and purchased swaptions	$9,425,797	$—	$9,425,797	$—	$9,425,797

^ Amounts for swap agreements and purchased swaptions are reflected in the Statements of Assets and Liabilities as Unrealized Gain on Swap Agreements and Investments at Fair Value, respectively.

The following table provides additional disclosures regarding the derivative liabilities net of amounts available for offset under a MNA and net of collateral pledged as of June 30, 2017:

Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts of Liabilities^	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Adaptive Growth Fund
Forward Foreign Currency Exchange Contracts	$240,626	$—	$240,626	$—	$240,626	$—

Total Forward Foreign Currency Exchange Contracts	$240,626	$—	$240,626	$—	$240,626	$—

Trend Fund
Swap Agreements	$11,118	$—	$11,118	$—	$11,118	$—

Total swap agreements	$11,118	$—	$11,118	$—	$11,118	$—

* Amounts for forward foreign currency exchange contracts and swap agreements are reflected in the Statements of Assets and Liabilities as Unrealized Depreciation on Forward Foreign Currency Exchange Contracts and Unrealized Loss on Swap Agreements.

53

Notes to Financial Statements (Unaudited)

June 30, 2017

The following is a summary of the average monthly notional value of futures contracts, swap agreements and forward foreign currency exchange contacts purchased and sold by the Funds for the period ended June 30, 2017, as well as the notional amount of futures contracts, forward foreign currency exchange contracts and swap agreements outstanding as of June 30, 2017:

	Average Month-end Notional Value	Notional Value Outstanding at June 30, 2017
Adaptive Growth Fund
Futures contracts purchased	$131,351,212	$103,171,926
Futures contracts sold	3,798,679	2,991,766
Swaptions	73,187,941	74,659,293
Equity swap agreements — long	1,357,587	1,363,207
Forward foreign currency exchange contracts	4,075,862	3,988,663
MLP Energy Fund
Written call options	$64,741,207	$48,776,041
Tactical Plus Fund
Futures contracts purchased	$16,623,728	$14,162,265
Purchased put options	13,385,146	9,208,958
Written put options	1,253,791	—
Trend Fund
Futures contracts purchased	$111,687,179	$97,230,351
Futures contracts sold	83,792,537	88,391,304
Equity swap agreements — long	664,206	—
Equity swap agreements — short	161,829	1,132,806

(l) DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid at least annually. Distributions from net realized capital gains, if any, are normally distributed annually and may include short-term capital gains. All net short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay, at the end of the calendar year, a special distribution to comply with requirements under the Code.

For MLP Energy Fund, the character of distributions made during the year from net investment income or net capital gains may differ from its ultimate characterization for federal income tax purposes.

The amount of distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain investments, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as return of capital.

(m) RETURN OF CAPITAL ESTIMATES

Distributions received from MLP Energy Fund’s investments in MLPs generally are comprised of income, capital gains and return of capital. MLP Energy Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

54

Notes to Financial Statements (Unaudited)

June 30, 2017

For the period ended June 30, 2017, MLP Energy Fund estimated that approximately 100% of the MLP distributions received would be treated as a return of capital. MLP Energy Fund recorded as return of capital the amount of $27,264,704 of dividends and distributions received from its investments. Net realized loss was decreased by $15,116,286 and change in net unrealized appreciation/depreciation was decreased by $12,148,418 in the accompanying Statements of Operations, attributable to the recording of such distributions as a reduction in the cost basis of investments.

(n) FEDERAL AND OTHER TAXES

The Funds intend to continue to comply with the requirements of the Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

For the tax years ended 2013 through 2016, and for all major jurisdictions, management of the Funds has evaluated the tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Funds upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely than- not threshold and that would result in a tax benefit or expense to the Funds would be recorded as a tax benefit or expense in the current period. For the period ended June 30, 2017, the Funds did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements.

Adaptive Growth Subsidiary and Trend Subsidiary (individually a “Subsidiary”, collectively the “Subsidiaries”) are exempted Cayman investment companies for tax purposes. The Subsidiaries have made applications to the Governor-in-Council of the Cayman Islands for, and have received, an undertaking exempting each Subsidiary from all local income, profits and capital gains taxes for a period of 20 years. Currently, no such taxes are levied in the Cayman Islands.

The Subsidiaries are Controlled Foreign Corporations (“CFCs”) for U.S. income tax purposes, and are therefore not subject to U.S. income tax. However, as wholly-owned CFCs, each Subsidiary’s net income and capital gains to the extent of their earnings and profits, are consolidated into Adaptive Growth Fund’s and Trend Fund’s investment companies taxable income, respectively.

For all open tax years and for all major jurisdictions, management of Adaptive Growth Subsidiary and Trend Subsidiary have concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months.

(o) CFTC REGULATION

The CFTC adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

With respect to MLP Energy Fund, SCA has claimed an exemption from the definition of the term “commodity pool operator” under CFTC Regulation 4.5 of the Commodity Exchange Act (“CEA”). As such, MLP Energy Fund is not currently subject to registration or regulation as commodity pools under the CEA.

With respect to Adaptive Growth Fund and Trend Fund, Salient Advisor has not renewed, or with respect to Tactical Plus Fund, made an initial filing under CFTC Regulation 4.5 of the CEA. Salient Advisor meets the definition of a commodity pool operator with respect to these Funds, and each will be subject to regulation by the CFTC as commodity pools.

(p) REFLOW TRANSACTIONS

Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating

55

Notes to Financial Statements (Unaudited)

June 30, 2017

mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the period ended June 30, 2017 are recorded in the Statement of Operations, if applicable.

3. FAIR VALUE MEASUREMENTS

The Funds define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used to determine the fair value of the Funds’ investments are summarized in the three broad levels listed below:

Level  1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Level  2—investments with other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level  3—investments with significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds disclose transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value and there were no transfers between Levels 1, 2 or 3.

The following is a summary categorization of the Funds’ investments based upon the inputs utilized in determining the value of such investments as of June 30, 2017. The breakdown by category of equity securities is disclosed in the Schedules of Investments.

Investments in Securities	Level 1		Level 2		Total
	Investment Securities	Other Financial Instruments(a)	Investment Securities	Other Financial Instruments(a)	Investment Securities	Other Financial Instruments(a)
Adaptive Growth Fund
Swaptions	$—	$—	$9,408,776	$—	$9,408,776	$—
Futures Contracts	—	(854,332)	—	—	—	(854,332)
Equity Swap Agreements	—	—	—	17,021	—	17,021
Forward Foreign Currency Exchange Contracts	—	—	—	(240,626)	—	(240,626)

Total	$—	$(854,332)	$9,408,776	$(223,605)	$9,408,776	$(1,077,937)

MLP Energy Fund
Master Limited Partnerships and Related Companies	$1,431,289,755	$—	$—	$—	$1,431,289,755	$—
Convertible Preferred Stocks	5,406,543	—	—	—	5,406,543	—
Written Options	—	539,404	—	—	—	539,404

Total	$1,436,696,298	$539,404	$—	$—	$1,436,696,298	$539,404

56

Notes to Financial Statements (Unaudited)

June 30, 2017

Investments in Securities	Level 1		Level 2		Total
	Investment Securities	Other Financial Instruments(a)	Investment Securities	Other Financial Instruments(a)	Investment Securities	Other Financial Instruments(a)
Tactical Plus Fund
Exchange-Traded Fund	$1,410,788	$—	$—	$—	$1,410,788	$—
Purchased Options	59,280	—	—	—	59,280	—
Money Market Fund	12,572,991	—	—	—	12,572,991	—
U.S. Treasury Obligation	—	—	9,997,880	—	9,997,880	—
Securities Sold Short	—	(1,376,057)	—	—	—	(1,376,057)
Futures Contracts	—	(60,287)	—	—	—	(60,287)

Total	$14,043,059	$(1,436,344)	$9,997,880	$—	$24,040,939	$(1,436,344)

Trend Fund
Futures Contracts	$—	$(1,430,389)	$—	$—	$—	$(1,430,389)
Equity Swap Agreements	—	—	—	(11,118)	—	(11,118)

Total	$—	$(1,430,389)	$—	$(11,118)	$—	$(1,441,507)

(a) Other financial instruments include any derivative instruments not reflected in the Schedules of Investments as Investment Securities, such as forward foreign currency exchange contracts, futures contracts, swap agreements, securities sold short and written options. These investments are generally presented as other assets and liabilities in the Schedules of Investments at the unrealized gain or loss on the investment.

4. FEDERAL INCOME TAXES

The tax character of dividends paid to shareholders during the applicable tax year ended in 2016 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2016
Adaptive Growth Fund	$4,569,826	$4,187,349	$8,757,175	$—	$8,757,175
Trend Fund	3,000,006	—	3,000,006	—	3,000,006
November 30, 2016
MLP Energy Fund	27,287,028	—	27,287,028	54,543,342	81,830,370
Tactical Plus Fund	—	447,572	447,572	—	447,572

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily due to deferral of losses on wash sales and tax treatment of certain investments.

The following information is provided on a tax basis as of June 30, 2017 and excludes derivatives and foreign currency:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) Before Taxes	Net Unrealized Appreciation (Depreciation) After Taxes
Adaptive Growth Fund	$8,304,878	$1,103,898	$—	$1,103,898	$1,103,898
MLP Energy Fund	1,568,730,539	146,684,266	(278,718,507)	(132,034,241)	(133,502,403)
Tactical Plus Fund	24,023,202	17,737	—	17,737	17,737
Trend Fund	—	—	—	—	—

57

Notes to Financial Statements (Unaudited)

June 30, 2017

Under current tax law, capital losses and specified ordinary losses realized after October 31st and non-specified ordinary losses incurred after December 31st (ordinary losses collectively known as “qualified late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of December 31, 2016, the Funds had the following deferred losses:

	Post-October Capital Loss Deferred	Qualified Late Year Ordinary Loss Deferred	Total
December 31, 2016
Adaptive Growth Fund	$970,268	$445,624	$1,415,892
Trend Fund	1,911,955	—	1,911,955
November 30, 2016
Tactical Plus Fund	—	250,785	250,785

As of the end of the applicable tax year ended in 2016, the Fund(s) had the following net capital loss carry forwards (“CLCFs”). It is the Board’s intent that the Funds will not distribute any realized gain distributions until the CLCFs have been offset or expire.

	Short-term Amount	Long-term Amount	Total
December 31, 2016
Trend Fund	$5,127,516	$—	$5,127,516
November 30, 2016
MLP Energy Fund	111,894,879	256,299,039	368,193,918

CLCFs as of December 31, 2016 have been updated to reflect actual income sources reported by the Fund’s underlying partnerships held after their tax reporting periods concluded.

At the time of liquidation (see note 1), MLP Subsidiary, which was a Subchapter C corporation for federal income tax purposes, had a deferred tax liability attributable to unrealized gains on investments which were transferred to MLP Energy Fund. Accordingly, a deferred tax liability in the amount of $3,689,597 attributable to these “built in gains” (“BIG”) was recorded on the books of MLP Energy Fund. Federal income tax rules require that MLP Energy Fund treat any BIG related gains recognized on the transferred assets during the 5 year period following the date of transfer as subject to Subchapter C corporate income taxation to the extent such recognized BIG amounts do not exceed the unrealized gain on the transfer date. If the unrealized gain on the transferred assets is not recognized with the 5 year period following the transfer date, no Subchapter C corporate income taxes will apply to MLP Energy Fund. As of June 30, 2017, MLP Energy Fund has a deferred tax liability (attributable to unrealized gain on MLP Subsidiary investment securities) of $1,468,162.

With respect to MLP Energy Fund, NOLs (Net Operating Losses) are available to be carried back up to two years to offset past taxable income of MLP Subsidiary or carried forward up to 5 years from the date of the transfer of the investments (the “Holding Period”). SCA does not intend on liquidating these investments prior to the end of the Holding Period. CLCF’s are available to be carried back up to three years to offset past capital gains or carried forward up to five years to offset future capital gains. As of December 31, 2016, MLP Energy Fund has no CLCF’s and NOLs related to MLP Subsidiary.

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of security purchases and proceeds from sales of securities (excluding short-term investments) during the period ended June 30, 2017, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Adaptive Growth Fund	$—	$—
MLP Energy Fund	324,574,446	235,408,492
Tactical Plus Fund	17,745,953	16,214,187
Trend Fund	—	—

6. SERVICE PROVIDERS

ALPS serves as administrator to the Funds. Under the administration agreement, ALPS is responsible for administrative, accounting and recordkeeping services of the Funds and receives a monthly fee based on the greater of a minimum fee or fees based on the average daily value of the Fund’s net assets. Each Subsidiary fund is charged a fixed annual fee.

Citibank, N.A serves as the Fund’s custodian and is paid monthly based on an annual fee of 0.004% on average daily market value, plus transaction costs.

FIS Investor Services, LLC serves as transfer agent and dividend paying agent for the Funds.

58

Notes to Financial Statements (Unaudited)

June 30, 2017

7. DISTRIBUTION AGREEMENT

Foreside Fund Services, LLC, (“Foreside”), serves the Trust as distributor (the “Distributor’’). The Trust has adopted a Distribution Plan and Agreement (the “Distribution Plan’’) pursuant to Rule 12b-1 under the 1940 Act.

Each Fund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and the Distributor up to 0.25% and 1.00%, on an annualized basis, of the average daily net assets attributable to Class A and Class C shares, respectively, as compensation for service and distribution-related activities and/or shareholder services with respect to Class A and Class C shares, respectively.

The Funds pay fees to certain intermediaries or financial institutions for recordkeeping, sub-accounting services, transfer agency and other administrative services as reflected in the Statements of Operations as “Administrative services fees.”

8. INVESTMENT MANAGEMENT SERVICES

In consideration of the advisory and other services provided by each investment advisor, under the terms of the Investment Management Agreement between Salient Advisor and Adaptive Growth Fund, Tactical Plus Fund, and Trend Fund and between SCA and MLP Energy Fund, each Fund, (except for Tactical Plus Fund), pays its respective advisor a monthly management fee equal to an annual rate of 0.95% of the Fund’s average daily consolidated net assets. Tactical Plus Fund pays its respective Advisor a monthly management fee equal to an annual rate of 1.45% of the Fund’s average daily net assets.

Each Fund’s investment advisor (except Tactical Plus Fund’s), has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund to the extent necessary to maintain each Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, acquired fund (Adaptive Growth Subsidiary or Trend Subsidiary) fees, litigation and extraordinary expenses. Tactical Plus Fund’s investment advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 2.05% for Class A, 2.80% for Class C, 1.80% for class I shares, and 1.49% for Class F shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees, litigation and extraordinary expenses. Each expense limitation agreement expires on April 30, 2018.

For the six months ended June 30, 2017, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed By Advisor	Recoupment Of Past Waived Fees By Advisor	Total
Adaptive Growth Fund
Class A	$4,232	$—	$4,232
Class C	3,032	—	3,032
Class I	80,707	—	80,707
Tactical Plus Fund
Class A	30,008	—	30,008
Class C	14,742	—	14,742
Class I	18,670	—	18,670
Class F	81,042	—	81,042
Trend Fund
Class A	6,690	—	6,690
Class C	640	—	640
Class I	89,728	—	89,728

Each Fund’s investment advisor is permitted to recoup expenses that it has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/ reimbursement. The Funds are not obligated to reimburse such expenses beyond three years from the end of such year in which the advisor waived a fee or reimbursed an expense.

As of June 30, 2017, the balances of recoupable expenses for each Fund were waived in the following years:

Fund	2014	2015	2016	2017	Total
Adaptive Growth Fund
Class A	$1,550	$7,333	$10,247	$4,232	$23,362
Class C	552	3,214	5,392	3,032	12,190
Class I	32,844	81,920	142,168	80,707	337,639
Tactical Plus Fund
Class A	615	40,029	57,377	30,008	128,029
Class C	537	30,425	21,351	14,742	67,055
Class I	971	33,282	25,940	18,670	78,863
Class F	56,077	242,827	181,640	81,042	561,586
Trend Fund
Class A	6,509	13,210	11,641	6,690	38,050
Class C	137	1,141	1,612	640	3,530
Class I	117,739	142,627	150,127	89,728	500,221

59

Notes to Financial Statements (Unaudited)

June 30, 2017

9. TRUSTEE AND OFFICER FEES

Each Fund’s operations are managed under the direction and oversight of the Board of Trustees. The Board of Trustees appoints officers of the Trust who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board of Trustees. The officers serve at the pleasure of the Board of Trustees.

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2017, there were eleven Trustees, nine of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trustees of the Trust may also serve as trustees of other registered investment companies managed by the Advisor and its affiliates, including Forward Funds Trust (together with the Trust, the “Trusts”). Each Fund within the Trusts pays Independent Trustees an allocated portion of the retainer of $60,000 per year. Each Fund within the Trusts pays Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $2,500 for attendance by telephone at a regular meeting; $3,750 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The

Chairman of the Board of Trustees, the Chairman of the Audit Committee, the Chairman of the Nominating Committee and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $25,000, $12,500, $7,500 and $7,500, respectively per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receive $1,000, respectively per year. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

The Funds’ Chief Compliance Officer (“CCO”) is employed by Salient Management and is CCO for the Trusts. The Funds have agreed to pay the Advisor approximately $206,000 per year as (i) an allocated portion of the compensation of an officer or employee of the Advisor to serve as CCO for the Funds (plus the cost of reasonable expenses related to the performance of the CCO’s duties, including travel expenses), and (ii) an allocation of the expenses of other officers or employees of the Advisor who serve in other compliance capacities for the Funds. The Board approves annually an allocation of such costs among such personnel, and each Fund bears its pro rata share of such expense. Other affiliated funds and registered investment companies managed by the Advisor pay additional compensation for the same purposes.

10. AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control. During the six months ended June 30, 2017, MLP Energy Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, shares and value of investment of MLP Energy Fund in affiliated companies for the six months ended June 30, 2017 were as follows:

MLP Energy Fund

Security Name	Beginning Shares	Gross Purchases		Gross Sales	Ending Shares	Value 06/30/2017	Dividend Income		Realized Gain/(Loss)
Master Limited Partnerships and Related Companies
Enbridge Energy Management LLC	4,036,989	456,143	(a)	(125,005)	4,368,127	$67,312,837	$—		$(1,754,872)
NRG Yield, Inc., Class A*	1,758,161	—		(632,839)	1,125,322	19,197,993	—	(b)	(629,455)

Total						$86,510,830	$—		$(2,384,327)

(a) Included within the Gross Purchases amount is 195,182 shares related to distribution in-kind stock dividend transactions.

(b) MLP Energy Fund received $873,989 of dividend income from the security during the six months ended June 30, 2017. MLP Energy Fund estimated that approximately 100% of the dividend income received would be treated as return of capital.

* Security no longer met the definition of an affiliated company as of June 30, 2017.

60

Notes to Financial Statements (Unaudited)

June 30, 2017

11. RISK CONSIDERATIONS

The following summary of certain common principal risk factors is not meant to be comprehensive of each Fund’s risks.

(a) GENERAL MARKET RISK

An investment in the Funds’ Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ Shares. An investment in the Funds’ Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

(b) CONCENTRATION RISK

MLP Energy Fund’s investment portfolio is concentrated in MLPs and energy infrastructure companies in the group of industries that comprise the energy infrastructure sector. The focus of the portfolio on a specific industry or industries within the energy infrastructure sector may present more risks than if the portfolio were broadly diversified over numerous sectors of the economy. A downturn in one or more industries within the energy infrastructure sector would have a larger impact on MLP Energy Fund than on an investment company that does not concentrate solely in MLPs and energy infrastructure companies. To the extent that MLP Energy Fund invests a relatively high percentage of its assets in the obligations of a limited number of issuers, MLP Energy Fund may be more susceptible than more widely diversified investment companies to any single economic, political, or regulatory occurrence.

(c) CURRENCY RISK

Currency risk refers to the possibility that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses. A

Fund’s net currency positions may expose it to risks independent of its securities positions.

(d) LEVERAGE RISK

Financial leverage represents the leveraging of the Funds’ investment portfolio. The use of leverage can amplify losses. Unless the income and capital appreciation, if any, on securities acquired with the proceeds from financial leverage exceed the costs of such financial leverage, the use of leverage could cause the Funds’ net asset value to decline. When financial leverage is used, the net asset value and market value of the Funds’ Shares will be more volatile. There is no assurance that the Funds’ use of financial leverage will be successful.

(e) DERIVATIVES RISK

The Funds may purchase and sell derivative instruments (including, but not limited to, options, futures contracts, forward foreign currency exchange contracts and swap agreements). The use of derivatives has risks, including high price volatility, government intervention, non-performance by the counterparty, the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and the illiquidity of the derivative investments. The use of derivatives may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that the Funds might otherwise sell. In addition, amounts paid by the Funds as premiums and cash or other assets held in margin accounts with respect to derivative transactions are not otherwise available to the Funds for investment purposes.

(f) EXCHANGE-TRADED FUND RISK

The Funds may invest in exchange-traded funds. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Funds pay more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risks that the Funds’ NAV is reduced for undervalued ETFs they hold, and that the Funds receive

61

Notes to Financial Statements (Unaudited)

June 30, 2017

less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that an ETF may not be able to replicate exactly the performance of the index it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund invests may incur expenses not incurred by the applicable index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match its performance. To the extent that the Funds invest in ETFs, there will be some duplication of expenses because the Funds would bear their pro-rata portion of such ETFs’ advisory fees and operational expenses.

12. SCHEDULE OF INVESTMENTS

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

13. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

14. SEC REGULATIONS

On October 13, 2016, the SEC amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

15. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2017.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2017. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12- month period ended June 30, 2017 are available (i) without charge, upon request, by calling 1-800-994-0755 and (ii) on the SEC’s website at www.sec.gov.

62

Privacy Policy (Unaudited)

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non- affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third- party’s privacy policies will apply to you and ours will not.

Investment Advisors

Salient Advisors, L.P.

Salient Capital Advisors, LLC

Investment Sub-Advisor

Broadmark Asset Management LLC

Administrator

ALPS Fund Services, Inc.

Custodian

Citibank, N.A.

Distributor

Foreside Fund Services, LLC

Independent Registered Public Accounting Firm

KPMG LLP

Legal Counsel

K&L Gates LLP

Transfer Agent

FIS Investor Services, LLC

4265 San Felipe

8th Floor

Houston, Texas 77027

800-994-0755

www.salientfunds.com

Salient Adaptive Growth Fund

Salient MLP & Energy Infrastructure Fund

Salient Tactical Plus Fund

Salient Trend Fund

Printed on paper containing recycled content using soy-based inks.	06/17

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under Item 1 of Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salient MF Trust
By:	/s/ John A. Blaisdell
John A. Blaisdell Principal Executive Officer

Date:	9/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell Principal Executive Officer

Date:	9/7/17

By:	/s/ Barbara H. Tolle
Barbara H. Tolle Principal Financial Officer

Date:	9/7/17